UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Carole M. Laible

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2026

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Equity Fund℠

INVESTOR SHARES | DSEFX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$53	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,143,477,051
Total number of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$3,775,624

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.2%
JPMorgan Chase & Co.	2.3%
Micron Technology, Inc.	2.1%
Visa, Inc., Class A	1.6%
Tesla, Inc.	1.4%

Semi-Annual Shareholder Report

January 31, 2026

DSEFX01312026

Domini Impact Equity Fund℠

Investor shares

January 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	(0.0%)Footnote Reference*
Utilities	0.3%
Consumer Staples	3.5%
Materials	3.9%
Real Estate	4.9%
Industrials	5.6%
Communication Services	9.5%
Consumer Discretionary	9.9%
Health Care	10.2%
Financials	16.0%
Information Technology	36.2%
Footnote	Description
Footnote*	Amount is less then 0.05%.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Equity Fund℠

Investor shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Equity Fund℠

INSTITUTIONAL SHARES | DIEQX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$38	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,143,477,051
Total number of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$3,775,624

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.2%
JPMorgan Chase & Co.	2.3%
Micron Technology, Inc.	2.1%
Visa, Inc., Class A	1.6%
Tesla, Inc.	1.4%

Semi-Annual Shareholder Report

January 31, 2026

DIEQX01312026

Domini Impact Equity Fund℠

Institutional shares

January 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	(0.0%)Footnote Reference*
Utilities	0.3%
Consumer Staples	3.5%
Materials	3.9%
Real Estate	4.9%
Industrials	5.6%
Communication Services	9.5%
Consumer Discretionary	9.9%
Health Care	10.2%
Financials	16.0%
Information Technology	36.2%
Footnote	Description
Footnote*	Amount is less then 0.05%.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Equity Fund℠

Institutional shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Equity Fund℠

CLASS Y SHARES | DSFRX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,143,477,051
Total number of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$3,775,624

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.2%
JPMorgan Chase & Co.	2.3%
Micron Technology, Inc.	2.1%
Visa, Inc., Class A	1.6%
Tesla, Inc.	1.4%

Semi-Annual Shareholder Report

January 31, 2026

DSFRX01312026

Domini Impact Equity Fund℠

Class Y shares

January 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	(0.0%)Footnote Reference*
Utilities	0.3%
Consumer Staples	3.5%
Materials	3.9%
Real Estate	4.9%
Industrials	5.6%
Communication Services	9.5%
Consumer Discretionary	9.9%
Health Care	10.2%
Financials	16.0%
Information Technology	36.2%
Footnote	Description
Footnote*	Amount is less then 0.05%.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Equity Fund℠

Class Y shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Sustainable Solutions Fund℠

INVESTOR SHARES | CAREX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$74	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$45,496,212
Total number of portfolio holdings	46
Portfolio turnover rate	11%
Total advisory fees paid	$181,807

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Resona Holdings, Inc.	3.9%
Prysmian SpA	3.1%
Ciena Corp.	3.0%
CaixaBank SA	3.0%
Vertex Pharmaceuticals, Inc.	2.8%
SSE PLC	2.8%
ASML Holding NV	2.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.7%
Palo Alto Networks, Inc.	2.6%
Comfort Systems USA, Inc.	2.6%

Semi-Annual Shareholder Report

January 31, 2026

CAREX01312026

Domini Sustainable Solutions Fund℠

Investor shares

January 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.2%
Real Estate	1.9%
Materials	2.5%
Communication Services	2.5%
Consumer Discretionary	4.1%
Utilities	4.8%
Financials	15.4%
Health Care	15.5%
Information Technology	23.1%
Industrials	29.0%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.2%
OtherFootnote Reference*	2.8%
Finland	2.3%
Australia	2.3%
Brazil	2.4%
Netherlands	2.7%
Spain	3.0%
Germany	3.6%
Italy	5.1%
United Kingdom	5.3%
Japan	6.3%
United States	63.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Sustainable Solutions Fund℠

Investor shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Sustainable Solutions Fund℠

INSTITUTIONAL SHARES | LIFEX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$60	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$45,496,212
Total number of portfolio holdings	46
Portfolio turnover rate	11%
Total advisory fees paid	$181,807

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Resona Holdings, Inc.	3.9%
Prysmian SpA	3.1%
Ciena Corp.	3.0%
CaixaBank SA	3.0%
Vertex Pharmaceuticals, Inc.	2.8%
SSE PLC	2.8%
ASML Holding NV	2.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.7%
Palo Alto Networks, Inc.	2.6%
Comfort Systems USA, Inc.	2.6%

Semi-Annual Shareholder Report

January 31, 2026

LIFEX01312026

Domini Sustainable Solutions Fund℠

Institutional shares

January 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.2%
Real Estate	1.9%
Materials	2.5%
Communication Services	2.5%
Consumer Discretionary	4.1%
Utilities	4.8%
Financials	15.4%
Health Care	15.5%
Information Technology	23.1%
Industrials	29.0%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.2%
OtherFootnote Reference*	2.8%
Finland	2.3%
Australia	2.3%
Brazil	2.4%
Netherlands	2.7%
Spain	3.0%
Germany	3.6%
Italy	5.1%
United Kingdom	5.3%
Japan	6.3%
United States	63.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Sustainable Solutions Fund℠

Institutional shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact International Equity Fund℠

INVESTOR SHARES | DOMIX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$70	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$996,960,321
Total number of portfolio holdings	155
Portfolio turnover rate	39%
Total advisory fees paid	$3,880,891

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.7%
Siemens AG	3.0%
Vodafone Group PLC	2.4%
Fortescue Ltd.	2.3%
BNP Paribas SA	2.2%
DBS Group Holdings Ltd.	2.2%
Cie Financiere Richemont SA, Class A	2.2%
Banco Santander SA	2.2%
ABB Ltd.	2.1%
Nomura Holdings, Inc.	2.0%

Semi-Annual Shareholder Report

January 31, 2026

DOMIX01312026

Domini Impact International Equity Fund℠

Investor shares

January 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
Utilities	0.9%
Materials	3.7%
Consumer Staples	4.4%
Real Estate	4.6%
Communication Services	5.6%
Consumer Discretionary	9.4%
Information Technology	11.4%
Health Care	13.3%
Industrials	18.4%
Financials	27.3%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
OtherFootnote Reference*	7.6%
Hong Kong	2.0%
Belgium	2.3%
Spain	2.6%
Italy	2.8%
Singapore	3.3%
Australia	4.1%
Sweden	4.1%
Netherlands	5.0%
Switzerland	6.8%
United States	7.1%
France	8.3%
Germany	11.0%
United Kingdom	11.5%
Japan	20.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact International Equity Fund℠

Investor shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact International Equity Fund℠

INSTITUTIONAL SHARES | DOMOX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$49	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$996,960,321
Total number of portfolio holdings	155
Portfolio turnover rate	39%
Total advisory fees paid	$3,880,891

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.7%
Siemens AG	3.0%
Vodafone Group PLC	2.4%
Fortescue Ltd.	2.3%
BNP Paribas SA	2.2%
DBS Group Holdings Ltd.	2.2%
Cie Financiere Richemont SA, Class A	2.2%
Banco Santander SA	2.2%
ABB Ltd.	2.1%
Nomura Holdings, Inc.	2.0%

Semi-Annual Shareholder Report

January 31, 2026

DOMOX01312026

Domini Impact International Equity Fund℠

Institutional shares

January 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
Utilities	0.9%
Materials	3.7%
Consumer Staples	4.4%
Real Estate	4.6%
Communication Services	5.6%
Consumer Discretionary	9.4%
Information Technology	11.4%
Health Care	13.3%
Industrials	18.4%
Financials	27.3%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
OtherFootnote Reference*	7.6%
Hong Kong	2.0%
Belgium	2.3%
Spain	2.6%
Italy	2.8%
Singapore	3.3%
Australia	4.1%
Sweden	4.1%
Netherlands	5.0%
Switzerland	6.8%
United States	7.1%
France	8.3%
Germany	11.0%
United Kingdom	11.5%
Japan	20.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact International Equity Fund℠

Institutional shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact International Equity Fund℠

CLASS Y SHARES | DOMYX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$53	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$996,960,321
Total number of portfolio holdings	155
Portfolio turnover rate	39%
Total advisory fees paid	$3,880,891

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.7%
Siemens AG	3.0%
Vodafone Group PLC	2.4%
Fortescue Ltd.	2.3%
BNP Paribas SA	2.2%
DBS Group Holdings Ltd.	2.2%
Cie Financiere Richemont SA, Class A	2.2%
Banco Santander SA	2.2%
ABB Ltd.	2.1%
Nomura Holdings, Inc.	2.0%

Semi-Annual Shareholder Report

January 31, 2026

DOMYX01312026

Domini Impact International Equity Fund℠

Class Y shares

January 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
Utilities	0.9%
Materials	3.7%
Consumer Staples	4.4%
Real Estate	4.6%
Communication Services	5.6%
Consumer Discretionary	9.4%
Information Technology	11.4%
Health Care	13.3%
Industrials	18.4%
Financials	27.3%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.0%
OtherFootnote Reference*	7.6%
Hong Kong	2.0%
Belgium	2.3%
Spain	2.6%
Italy	2.8%
Singapore	3.3%
Australia	4.1%
Sweden	4.1%
Netherlands	5.0%
Switzerland	6.8%
United States	7.1%
France	8.3%
Germany	11.0%
United Kingdom	11.5%
Japan	20.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact International Equity Fund℠

Class Y shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Bond Fund℠

INVESTOR SHARES | DSBFX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$45	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$256,282,902
Total number of portfolio holdings	385
Portfolio turnover rate	114%
Total advisory fees paid	$731,220

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
European Investment Bank, 0.750%, 09/23/30	4.4%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 02/11/26	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Home Loan Banks, 3.315%, 11/13/35	2.3%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 02/17/26	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Semi-Annual Shareholder Report

January 31, 2026

DSBFX01312026

Domini Impact Bond Fund℠

Investor shares

January 31, 2026

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(2.4%)
Convertible Bonds	0.3%
Senior Floating Rate Interests	1.6%
Asset Backed Securities	3.4%
Foreign Government & Agency Securities	3.7%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds and Notes	31.3%
Mortgage Backed Securities	32.5%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Bond Fund℠

Investor shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Bond Fund℠

INSTITUTIONAL SHARES | DSBIX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$256,282,902
Total number of portfolio holdings	385
Portfolio turnover rate	114%
Total advisory fees paid	$731,220

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
European Investment Bank, 0.750%, 09/23/30	4.4%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 02/11/26	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Home Loan Banks, 3.315%, 11/13/35	2.3%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 02/17/26	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Semi-Annual Shareholder Report

January 31, 2026

DSBIX01312026

Domini Impact Bond Fund℠

Institutional shares

January 31, 2026

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(2.4%)
Convertible Bonds	0.3%
Senior Floating Rate Interests	1.6%
Asset Backed Securities	3.4%
Foreign Government & Agency Securities	3.7%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds and Notes	31.3%
Mortgage Backed Securities	32.5%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Bond Fund℠

Institutional shares

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Bond Fund℠

CLASS Y SHARES | DSBYX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$256,282,902
Total number of portfolio holdings	385
Portfolio turnover rate	114%
Total advisory fees paid	$731,220

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
European Investment Bank, 0.750%, 09/23/30	4.4%
Federal National Mortgage Association, 0.875%, 08/05/30	2.8%
Federal Home Loan Bank Discount Notes, 0.000%, 02/11/26	2.5%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Home Loan Banks, 3.315%, 11/13/35	2.3%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 02/17/26	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%

Semi-Annual Shareholder Report

January 31, 2026

DSBYX01312026

Domini Impact Bond Fund℠

Class Y shares

January 31, 2026

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(2.4%)
Convertible Bonds	0.3%
Senior Floating Rate Interests	1.6%
Asset Backed Securities	3.4%
Foreign Government & Agency Securities	3.7%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds and Notes	31.3%
Mortgage Backed Securities	32.5%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2026

Domini Impact Bond Fund℠

Class Y shares

(b)	Not applicable

Item 2.	Code of Ethics.

(a)	Not applicable to a semi-annual report

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)	Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements filed under Item 7.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financials and Other Information

January 31, 2026

Domini Impact Equity FundSM

Investor shares (DSEFX), Institutional shares (DIEQX), and Class Y shares (DSFRX)

Domini Sustainable Solutions FundSM

Investor shares (CAREX) and Institutional shares (LIFEX)

Domini Impact International Equity FundSM

Investor shares (DOMIX), Institutional shares (DOMOX), and Class Y shares (DOMYX),

Domini Impact Bond FundSM

Investor shares (DSBFX), Institutional shares (DSBIX), and Class Y shares (DSBYX)

TABLE OF CONTENTS

Fund Holdings

1	Domini Impact Equity Fund

5	Domini Sustainable Solutions Fund

7	Domini Impact International Equity Fund

12	Domini Impact Bond Fund

Financial Statements and Financial Highlights

24	Domini Impact Equity Fund

25	Domini Sustainable Solutions Fund

26	Domini Impact International Equity Fund

51	Domini Impact Bond Fund

68	Changes in and Disagreements with Accountants

68	Proxy Voting Information

68	Remuneration Paid to Directors, Officers, and Others

68	Statement Regarding Basis for Approval of Management and Submanagement Agreements

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

SECURITY	SHARES	VALUE
Long Term Investments – 100.0%
Common Stocks – 100.0%
Communication Services – 9.5%
Alphabet, Inc., Class A	196,900	$66,552,200
AT&T, Inc.	242,585	6,358,153
Charter Communications, Inc., Class A (a)	2,898	597,336
Comcast Corp., Class A	123,321	3,668,800
Electronic Arts, Inc.	8,800	1,794,496
Netflix, Inc. (a)	144,100	12,030,909
TKO Group Holdings, Inc.	6,500	1,316,770
T-Mobile US, Inc.	16,200	3,194,802
Verizon Communications, Inc.	131,695	5,863,061
Walt Disney Co. (The)	61,293	6,913,850

		108,290,377

Consumer Discretionary – 9.9%
Airbnb, Inc., Class A (a)	13,500	1,746,495
Amazon.com, Inc. (a)	188,880	45,198,984
Booking Holdings, Inc.	1,090	5,452,006
Chipotle Mexican Grill, Inc. (a)	46,250	1,797,738
DoorDash, Inc., Class A (a)	12,220	2,500,456
eBay, Inc.	15,600	1,423,032
Garmin, Ltd.	5,846	1,178,787
General Motors Co.	32,200	2,704,800
Home Depot, Inc. (The)	34,031	12,747,672
Lowe’s Cos., Inc.	19,381	5,175,890
Lululemon Athletica, Inc. (a)	3,600	628,200
Marriott International, Inc., Class A	7,460	2,352,138
O’Reilly Automotive, Inc. (a)	29,000	2,853,890
Starbucks Corp.	38,567	3,546,236
Tesla, Inc. (a)	38,240	16,458,878
TJX Cos., Inc. (The)	38,000	5,692,780
Ulta Beauty, Inc. (a)	1,618	1,047,429
Williams-Sonoma, Inc.	4,200	859,530

		113,364,941

Consumer Staples – 3.5%
Church & Dwight Co., Inc.	8,612	828,905
Colgate-Palmolive Co.	27,925	2,521,348
Costco Wholesale Corp.	15,183	14,275,816
Keurig Dr. Pepper, Inc.	44,300	1,215,592
Mondelez International, Inc., Class A	44,147	2,581,275
PepsiCo, Inc.	42,931	6,595,490
Procter & Gamble Co. (The)	80,325	12,190,925

		40,209,351

Financials – 16.0%
Aflac, Inc.	17,915	1,987,669
AGNC Investment Corp.	1,025,200	11,687,280
Allstate Corp. (The)	9,000	1,790,910
American Express Co.	16,788	5,912,230
Annaly Capital Management, Inc.	163,300	3,757,533
Aon PLC, Class A	6,980	2,440,487
Arthur J Gallagher & Co.	8,540	2,129,620
Bank of America Corp.	230,354	12,254,833
Bank of New York Mellon Corp. (The)	24,000	2,878,080
Blackrock, Inc.	4,836	5,411,194
Capital One Financial Corp.	21,381	4,680,942
Charles Schwab Corp. (The)	57,078	5,931,546
Chubb, Ltd.	12,367	3,828,328

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

SECURITY	SHARES	VALUE
Financials (Continued)
Citigroup, Inc.	33,308	$3,854,069
CME Group, Inc.	12,418	3,589,547
Fifth Third Bancorp	20,900	1,049,598
Hartford Insurance Group, Inc. (The)	9,893	1,336,149
Huntington Bancshares, Inc.	50,600	884,488
Intercontinental Exchange, Inc.	19,395	3,370,463
JPMorgan Chase & Co.	87,660	26,814,317
KeyCorp	38,900	837,128
M&T Bank Corp.	4,700	1,041,379
Marsh & McLennan Cos., Inc.	16,330	3,073,143
Mastercard, Inc., Class A	27,972	15,071,034
MetLife, Inc.	18,900	1,490,832
Moody’s Corp.	5,151	2,655,650
Morgan Stanley	40,959	7,487,305
MSCI, Inc.	2,508	1,527,924
Nasdaq, Inc.	17,800	1,724,642
PNC Financial Services Group, Inc. (The)	12,949	2,891,512
Progressive Corp. (The)	20,058	4,172,064
Raymond James Financial, Inc.	6,050	1,003,453
Regions Financial Corp.	29,128	830,148
S&P Global, Inc.	10,418	5,498,516
T Rowe Price Group, Inc.	7,311	772,626
Travelers Cos., Inc. (The)	11,536	3,282,107
Truist Financial Corp.	42,602	2,190,595
US Bancorp	52,016	2,918,618
Visa, Inc., A Shares	57,500	18,505,225

		182,563,184

Health Care – 10.2%
AbbVie, Inc.	55,652	12,410,953
Agilent Technologies, Inc.	9,300	1,244,805
Alnylam Pharmaceuticals, Inc. (a)	4,620	1,561,837
Amgen, Inc.	15,139	5,175,721
BeOne Medicines, Ltd. ADR (a)	35,820	12,192,412
Bristol-Myers Squibb Co.	50,100	2,758,005
Danaher Corp.	33,315	7,292,320
DexCom, Inc. (a)	13,373	976,764
Edwards Lifesciences Corp. (a)	20,372	1,657,466
Eli Lilly & Co.	13,720	14,229,698
GE HealthCare Technologies, Inc.	15,100	1,192,447
Gilead Sciences, Inc.	64,046	9,091,330
Halozyme Therapeutics, Inc. (a)	33,800	2,423,798
IDEXX Laboratories, Inc. (a)	2,819	1,890,027
Insulet Corp. (a)	2,500	639,525
Intuitive Surgical, Inc. (a)	12,160	6,131,315
Merck & Co., Inc.	85,135	9,387,836
Mettler-Toledo International, Inc. (a)	660	906,338
Pfizer, Inc.	160,470	4,242,827
Quest Diagnostics, Inc.	3,715	694,816
ResMed, Inc.	5,126	1,324,097
STERIS PLC	3,600	945,360
Stryker Corp.	11,968	4,422,894
Thermo Fisher Scientific, Inc.	12,968	7,503,414
Veeva Systems, Inc., Class A (a)	5,206	1,061,608
Vertex Pharmaceuticals, Inc. (a)	8,723	4,098,938
Waters Corp. (a)	2,083	772,210

		116,228,761

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

SECURITY	SHARES	VALUE
Industrials – 5.6%
Air Lease Corp.	157,700	$10,192,151
Array Technologies, Inc. (a)	65,200	738,390
Broadridge Financial Solutions, Inc.	4,100	808,151
Carrier Global Corp.	27,000	1,608,660
Caterpillar, Inc.	16,120	10,596,643
Cintas Corp.	11,172	2,138,209
Comfort Systems USA, Inc.	1,227	1,401,357
Copart, Inc. (a)	30,300	1,229,574
Deere & Co.	8,665	4,575,120
Emerson Electric Co.	19,026	2,796,061
Equifax, Inc.	4,300	866,020
Fastenal Co.	39,516	1,713,414
Hubbell, Inc.	1,720	839,257
Illinois Tool Works, Inc.	9,392	2,453,754
Ingersoll Rand, Inc.	13,669	1,176,764
Old Dominion Freight Line, Inc.	6,400	1,108,480
Otis Worldwide Corp.	12,900	1,101,918
Quanta Services, Inc.	5,100	2,420,613
Rockwell Automation, Inc.	3,892	1,641,062
Snap-on, Inc.	1,700	622,387
Thomson Reuters Corp.	4,600	508,898
Trane Technologies PLC	7,527	3,165,705
United Rentals, Inc.	2,179	1,704,109
Veralto Corp.	8,138	805,499
Vertiv Holdings Co., Class A	19,500	3,630,510
Westinghouse Air Brake Technologies Corp.	5,991	1,378,769
WW Grainger, Inc.	1,450	1,565,913
Xylem, Inc.	8,500	1,171,895

		63,959,283

Information Technology – 36.2%
Accenture PLC, Class A	21,400	5,641,896
Adobe, Inc. (a)	14,304	4,194,648
Advanced Micro Devices, Inc. (a)	55,650	13,174,024
Analog Devices, Inc.	17,011	5,288,380
Apple, Inc.	283,896	73,665,334
Applied Materials, Inc.	27,302	8,799,981
AppLovin Corp., Class A (a)	8,640	4,087,670
Arista Networks, Inc. (a)	36,000	5,102,640
Autodesk, Inc. (a)	7,347	1,857,836
Broadcom, Inc.	110,800	36,708,040
Cadence Design Systems, Inc. (a)	9,384	2,781,042
Cisco Systems, Inc.	122,591	9,601,327
Cloudflare, Inc., Class A (a)	10,200	1,808,970
Crowdstrike Holdings, Inc., Class A (a)	8,460	3,734,286
Datadog, Inc., Class A (a)	11,200	1,448,384
Fair Isaac Corp. (a)	800	1,170,536
First Solar, Inc. (a)	5,700	1,285,464
Hewlett Packard Enterprise Co.	46,600	1,002,832
Intel Corp. (a)	21,379	993,482
International Business Machines Corp.	32,046	9,828,508
Intuit, Inc.	9,322	4,650,932
Marvell Technology, Inc.	29,175	2,302,491
Micron Technology, Inc.	56,800	23,565,184
Microsoft Corp.	145,161	62,461,327
NetApp, Inc.	6,708	646,316
NVIDIA Corp.	455,780	87,113,231
Oracle Corp.	4,160	684,653
Palo Alto Networks, Inc. (a)	24,050	4,256,129
QUALCOMM, Inc.	37,000	5,608,830

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

SECURITY	SHARES	VALUE
Information Technology (Continued)
Roper Technologies, Inc.	3,857	$1,431,834
Salesforce, Inc.	31,734	6,736,811
ServiceNow, Inc. (a)	35,510	4,155,025
Shopify, Inc., Class A (a)	38,000	4,986,740
Super Micro Computer, Inc. (a)	44,500	1,295,395
Synopsys, Inc. (a)	6,363	2,959,527
Texas Instruments, Inc.	31,152	6,714,814
VeriSign, Inc.	8,160	1,992,917
Zoom Communications, Inc., Class A (a)	8,731	804,125

		414,541,561

Materials – 3.9%
B2Gold Corp.	1,676,400	8,214,360
CRH PLC	22,700	2,778,707
Ecolab, Inc.	8,848	2,495,047
Freeport-McMoRan, Inc.	49,700	2,993,431
International Paper Co.	17,700	713,664
Linde PLC	16,010	7,316,090
Nucor Corp.	7,792	1,384,794
PPG Industries, Inc.	7,642	883,644
Royal Gold, Inc.	47,100	12,401,901
Sherwin-Williams Co. (The)	7,892	2,798,819
Smurfit WestRock PLC	17,585	732,064
Steel Dynamics, Inc.	4,800	861,936
Vulcan Materials Co.	4,644	1,395,708

		44,970,165

Real Estate – 4.9%
American Tower Corp.	15,909	2,852,166
Digital Realty Trust, Inc.	11,992	1,990,072
Equinix, Inc.	2,491	2,044,937
NNN REIT, Inc.	278,500	11,605,095
Omega Healthcare Investors, Inc.	256,700	11,263,996
Prologis, Inc.	31,522	4,115,512
Public Storage	5,397	1,490,597
SBA Communications Corp.	3,607	664,085
Simon Property Group, Inc.	10,800	2,066,148
Ventas, Inc.	24,463	1,900,041
Welltower, Inc.	23,600	4,445,296
WP Carey, Inc.	170,300	11,878,425

		56,316,370

Utilities – 0.3%
Consolidated Edison, Inc.	12,761	1,360,705
Eversource Energy	13,658	944,178
Fortis, Inc.	17,500	933,275

		3,238,158

Total Investments – 100.0% (Cost $565,422,668)		1,143,682,151

Other Liabilities, less assets – (0.0)% *		(205,100)

Net Assets – 100.0%		$1,143,477,051

* Amount is less than 0.05%.

(a) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

SECURITY	SHARES	VALUE
Long Term Investments – 98.8%
Common Stocks – 98.8%
Communication Services – 2.5%
New York Times Co. (The), Class A	15,621	$1,145,175

		1,145,175

Consumer Discretionary – 4.1%
Levi Strauss & Co., Class A	40,027	795,737
MercadoLibre, Inc. (a)	498	1,069,599

		1,865,336

Financials – 15.4%
CaixaBank SA	102,230	1,349,454
DNB Bank ASA	28,587	819,685
Federal Agricultural Mortgage Corp., Class C	4,223	714,954
Fiserv, Inc. (a)	8,737	556,809
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,992	1,207,304
Resona Holdings, Inc.	152,362	1,776,560
Wise PLC, Class A (a)	44,382	572,427

		6,997,193

Health Care – 15.5%
GE HealthCare Technologies, Inc.	12,322	973,068
GSK PLC	41,787	1,080,681
Haleon PLC	175,293	916,765
Hologic, Inc. (a)	12,433	931,605
Intuitive Surgical, Inc. (a)	1,565	789,104
Natera, Inc. (a)	4,605	1,064,400
Vertex Pharmaceuticals, Inc. (a)	2,756	1,295,044

		7,050,667

Industrials – 29.0%
Acuity, Inc.	2,700	834,948
Blue Bird Corp. (a)	11,293	568,151
Brambles, Ltd.	68,300	1,060,201
Carlisle Cos., Inc.	1,955	666,440
Comfort Systems USA, Inc.	1,035	1,182,074
Daifuku Co., Ltd.	29,900	1,072,608
Knorr-Bremse AG	3,869	450,488
Metso OYJ	53,687	1,049,620
Mueller Water Products, Inc., Class A	27,891	755,009
Prysmian SpA	11,980	1,418,950
Quanta Services, Inc.	2,461	1,168,064
Schneider Electric SE	3,576	1,025,246
Veralto Corp.	9,228	913,387
Xylem, Inc.	7,562	1,042,573

		13,207,759

Information Technology – 23.1%
ASML Holding NV, Class G	867	1,233,741
Autodesk, Inc. (a)	2,646	669,094
Ciena Corp. (a)	5,476	1,378,911
Corning, Inc.	11,375	1,174,469
Crowdstrike Holdings, Inc., Class A (a)	1,960	865,154
First Solar, Inc. (a)	3,610	814,127
Flex, Ltd. (a)	17,766	1,119,969
International Business Machines Corp.	3,337	1,023,458
Palo Alto Networks, Inc. (a)	6,708	1,187,115

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

SECURITY	SHARES	VALUE
Information Technology (Continued)
Sage Group PLC (The)	43,487	$570,254
Shopify, Inc., Class A (a)	3,476	456,155

		10,492,447

Materials – 2.5%
CRH PLC	9,099	1,113,809

		1,113,809

Real Estate – 1.9%
Ventas, Inc.	11,334	880,312

		880,312

Utilities – 4.8%
SSE PLC	38,648	1,284,561
Terna - Rete Elettrica Nazionale	82,587	894,939

		2,179,500

Total Investments – 98.8% (Cost $31,090,754)		44,932,198

Other Assets, less liabilities – 1.2%		564,014

Net Assets – 100.0%		$45,496,212

(a) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country	(% Of Net Assets) (Unaudited)	Portfolio Holdings by Country	(% Of Net Assets) (Unaudited)

United States	63.0%	Brazil	2.4%

Japan	6.3%	Australia	2.3%

United Kingdom	5.3%	Finland	2.3%

Italy	5.1%	Norway	1.8%

Germany	3.6%	Canada	1.0%

Spain	3.0%	Other Assets, less liabilities	1.2%

Netherlands	2.7%	Total	100.0%

These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Long Term Investments – 99.0%
Common Stocks – 99.0%
Australia – 4.1%
Computershare, Ltd.	Commercial & Professional Services	112,400	$2,552,667
Fortescue, Ltd.	Materials	1,591,330	23,043,834
Liontown, Ltd. (b)	Materials	1,163,600	1,477,215
Pro Medicus, Ltd.	Health Care Equipment & Services	12,302	1,572,728
QBE Insurance Group, Ltd.	Insurance	875,700	12,002,146

			40,648,590

Austria – 0.4%
voestalpine AG	Materials	94,400	4,482,630

			4,482,630

Belgium – 2.3%
D’ieteren Group	Consumer Discretionary Distribution & Retail	6,000	1,366,670
UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	58,700	17,887,384
Umicore SA	Materials	146,400	3,480,261

			22,734,315

Brazil – 0.0% *
Banco do Brasil SA	Banks	838	4,016
Klabin SA	Materials	6,203	4,538

			8,554

China – 1.0%
China Life Insurance Co., Ltd., Class H	Insurance	1,328,000	5,909,915
Lenovo Group, Ltd.	Technology Hardware & Equipment	1,970,900	2,220,640
SITC International Holdings Co., Ltd.	Transportation	501,600	1,873,061

			10,003,616

Côte d’Ivoire (Ivory Coast) – 0.4%
Endeavour Mining PLC	Materials	74,400	4,234,716

			4,234,716

Denmark – 0.0%*
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	358	21,258
Vestas Wind Systems A/S	Capital Goods	290	8,790

			30,048

France – 8.3%
Amundi SA	Financial Services	13,200	1,173,600
BNP Paribas SA	Banks	206,459	22,324,911
Carrefour SA	Consumer Staples Distribution & Retail	381	6,241
Covivio SA	Equity Real Estate Investment Trusts (REITs)	9,000	574,973
Credit Agricole SA	Banks	315,500	6,832,601
Forvia SE (b)	Automobiles & Components	235,000	3,836,944
Gecina SA	Equity Real Estate Investment Trusts (REITs)	19,500	1,791,099
Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences	23,300	3,806,410
Kering SA	Consumer Durables & Apparel	18	5,619
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	301,400	11,610,946
Legrand SA	Capital Goods	20,600	3,288,951
Societe Generale SA	Banks	193,400	16,947,533
Unibail-Rodamco-Westfield (b)	Equity Real Estate Investment Trusts (REITs)	95,115	10,516,382

			82,716,210

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Germany – 11.0%
adidas AG	Consumer Durables & Apparel	33	$5,851
Aroundtown SA (b)	Real Estate Management & Development	146,900	466,810
Deutsche Telekom AG	Telecommunication Services	569,577	19,114,009
Evonik Industries AG	Materials	268	4,151
GEA Group AG	Capital Goods	135,900	9,717,234
KION Group AG	Capital Goods	21,200	1,497,458
Mercedes-Benz Group AG	Automobiles & Components	259,000	17,701,150
SAP SE	Software & Services	13,600	2,716,850
Scout24 SE	Media & Entertainment	29,500	2,937,055
Siemens AG	Capital Goods	98,200	29,688,817
Siemens Energy AG (b)	Capital Goods	93,928	16,003,454
Talanx AG	Insurance	54,200	6,836,282
Vonovia SE	Real Estate Management & Development	87,400	2,559,008

			109,248,129

Hong Kong – 2.0%
Cathay Pacific Airways, Ltd.	Transportation	3,360,400	5,268,821
Hong Kong Exchanges & Clearing, Ltd.	Financial Services	153,600	8,468,133
Swire Pacific, Ltd., Class A	Capital Goods	564,600	5,448,327
Techtronic Industries Co., Ltd.	Capital Goods	61,300	836,837

			20,022,118

Hungary – 0.2%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	64,012	2,142,469

			2,142,469

India – 0.1%
Dr. Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,250	16,473
TVS Motor Co., Ltd.	Automobiles & Components	23,600	945,359

			961,832

Ireland – 1.3%
AerCap Holdings NV	Capital Goods	92,756	13,325,327

			13,325,327

Israel – 0.5%
Tower Semiconductor, Ltd. (b)	Semiconductors & Semiconductor Equipment	36,300	4,935,015

			4,935,015

Italy – 2.8%
Hera SpA	Utilities	1,295,400	6,410,551
UniCredit SpA	Banks	111,600	9,725,497
Unipol Assicurazioni SpA	Insurance	541,645	12,063,388

			28,199,436

Japan – 20.5%
Advantest Corp.	Semiconductors & Semiconductor Equipment	72,600	12,007,058
Aisin Corp.	Automobiles & Components	752,300	13,477,455
Alps Alpine Co., Ltd.	Technology Hardware & Equipment	93,500	1,224,653
Asahi Intecc Co., Ltd.	Health Care Equipment & Services	346,100	5,769,542
Brother Industries, Ltd.	Technology Hardware & Equipment	44,500	907,248
Central Japan Railway Co.	Transportation	400	11,159
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	157,400	3,511,071
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	800	14,354
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	4,182
FANUC Corp.	Capital Goods	67,800	2,722,480
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	7,800	2,975,956

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Japan (Continued)
Food & Life Cos., Ltd.	Consumer Services	52,800	$2,884,462
Fujikura, Ltd.	Capital Goods	37,200	4,675,553
Hakuhodo DY Holdings, Inc.	Media & Entertainment	106,900	798,754
Hoya Corp.	Health Care Equipment & Services	43,600	7,314,154
Kakaku.com, Inc.	Media & Entertainment	160,800	2,194,625
Kobe Bussan Co., Ltd.	Consumer Staples Distribution & Retail	358,200	8,754,221
Konica Minolta, Inc.	Technology Hardware & Equipment	733,200	3,209,392
Kose Holdings Corp.	Household & Personal Products	100	3,568
Lasertec Corp.	Semiconductors & Semiconductor Equipment	34,800	7,994,861
Makita Corp.	Capital Goods	359,800	12,501,446
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	250,400	4,009,377
Medipal Holdings Corp.	Health Care Equipment & Services	31,900	578,167
MISUMI Group, Inc.	Capital Goods	83,400	1,378,626
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	13,253
Nintendo Co., Ltd.	Media & Entertainment	80,100	4,960,233
Nippon Shinyaku Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	53,900	1,799,176
Nomura Holdings, Inc.	Financial Services	2,229,300	20,202,668
NSK, Ltd.	Capital Goods	1,114,400	7,750,153
Recruit Holdings Co., Ltd.	Commercial & Professional Services	352,300	18,556,966
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	116,000	2,031,363
Santen Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	88,800	998,967
Seiko Epson Corp.	Technology Hardware & Equipment	243,000	3,126,852
Sompo Holdings, Inc.	Insurance	436,300	15,045,592
Sony Financial Group, Inc. (b)	Financial Services Consumer Durables &	850	854
Sony Group Corp.	Apparel	850	18,741
Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	649,100	18,075,475
TOPPAN Holdings, Inc.	Commercial & Professional Services	540	16,680
Trend Micro, Inc.	Software & Services	174,200	6,833,506
Unicharm Corp.	Household & Personal Products	652,200	3,958,883
Yamaha Corp.	Consumer Durables & Apparel	244,500	1,777,140

			204,088,866

Mexico – 0.4%
Gruma SAB de CV, Class B	Food, Beverage & Tobacco	241,300	4,348,675
Grupo Bimbo SAB de CV, Series A	Food, Beverage & Tobacco	1,174	4,080

			4,352,755

Netherlands – 5.0%
ABN AMRO Bank NV	Banks	423,200	15,592,061
Argenx SE ADR (b)	Pharmaceuticals, Biotechnology & Life Sciences	7,810	6,564,305
ASML Holding NV	Semiconductors & Semiconductor Equipment	7,244	10,387,209
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	78,764	3,079,684
Magnum Ice Cream Co. NV (The) (b)	Food, Beverage & Tobacco	47	834
NN Group NV	Insurance	177,300	14,054,074

			49,678,167

Nigeria – 0.2%
Airtel Africa PLC	Telecommunication Services	396,900	1,730,496

			1,730,496

Norway – 0.7%
Norsk Hydro ASA	Materials	931	8,265
Orkla ASA	Food, Beverage & Tobacco	585,940	6,971,724

			6,979,989

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Singapore – 3.3%
DBS Group Holdings, Ltd.	Banks	476,300	$22,139,545
Oversea-Chinese Banking Corp., Ltd.	Banks	224,100	3,740,126
Singapore Exchange, Ltd.	Financial Services	487,900	6,760,393

			32,640,064

South Korea – 0.9%
DB Insurance Co., Ltd.	Insurance	40,300	3,978,797
Industrial Bank of Korea	Banks	76,200	1,170,730
LG Electronics, Inc.	Consumer Durables & Apparel	11,800	809,052
Woori Financial Group, Inc.	Banks	143,600	3,003,948

			8,962,527

Spain – 2.6%
Banco Santander SA	Banks	1,712,568	21,866,176
Corp. ACCIONA Energias Renovables SA	Utilities	210	5,316
Mapfre SA	Insurance	789,400	3,612,085

			25,483,577

Sweden – 4.1%
Essity AB, Class B	Household & Personal Products	318	9,416
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	484	9,692
Husqvarna AB, B Shares	Capital Goods	162,000	827,590
Industrivarden AB, C Shares	Financial Services	71,300	3,569,569
Sandvik AB	Capital Goods	183,600	7,249,693
Skanska AB, B Shares	Capital Goods	245,100	7,444,223
Swedish Orphan Biovitrum AB (b)	Pharmaceuticals, Biotechnology & Life Sciences	42,700	1,621,547
Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	1,839,900	19,926,417

			40,658,147

Switzerland – 6.8%
ABB, Ltd.	Capital Goods	239,400	20,611,867
Accelleron Industries AG	Capital Goods	39,600	3,793,164
Cie Financiere Richemont SA, Class A	Consumer Durables & Apparel	113,600	22,050,843
Galderma Group AG	Pharmaceuticals, Biotechnology & Life Sciences	35,600	6,635,802
Logitech International SA	Technology Hardware & Equipment	110,600	9,528,422
Sonova Holding AG	Health Care Equipment & Services	13,800	3,776,829
Temenos AG	Software & Services	13,700	1,210,722

			67,607,649

Taiwan – 1.2%
Accton Technology Corp.	Technology Hardware & Equipment	113,400	3,964,831
Asustek Computer, Inc.	Technology Hardware & Equipment	132,900	2,087,829
Delta Electronics, Inc.	Technology Hardware & Equipment	64,000	2,442,388
Evergreen Marine Corp. Taiwan, Ltd.	Transportation	637,500	3,765,199

			12,260,247

Thailand – 0.3%
TMBThanachart Bank PCL	Banks	49,450,500	3,143,207

			3,143,207

United Kingdom – 11.5%
3i Group PLC	Financial Services	366,291	16,827,086
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	4,000	745,256
Barclays PLC	Banks	2,347,900	15,670,046
Burberry Group PLC (b)	Consumer Durables & Apparel	312	4,714
Halma PLC	Technology Hardware & Equipment	92,000	4,468,309
InterContinental Hotels Group PLC	Consumer Services	133,192	17,994,266

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
United Kingdom (Continued)
J Sainsbury PLC	Consumer Staples Distribution & Retail	2,139,260	$9,373,622
Kingfisher PLC	Consumer Discretionary Distribution & Retail	1,713	7,894
National Grid PLC	Utilities	165,900	2,818,566
Next PLC	Consumer Discretionary Distribution & Retail	44,600	8,097,525
RELX PLC	Commercial & Professional Services	61,300	2,173,209
Sage Group PLC (The)	Software & Services	974,800	12,782,748
Unilever PLC	Household & Personal Products	210	14,286
Vodafone Group PLC	Telecommunication Services	16,011,971	23,581,258

			114,558,785

United States – 7.1%
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	606,227	15,678,036
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	251,553	37,322,862
Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	193,700	18,270,489
Smurfit WestRock PLC	Materials	119	4,939

			71,276,326

Total Investments – 99.0% (Cost $712,241,967)			987,113,807

Other Assets, less liabilities – 1.0%			9,846,514

Net Assets – 100.0%			$996,960,321

* Amount is less than 0.05%.

(a) These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.

(b) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

Security	Principal Amount^	Value
Long Term Investments – 102.4%
Mortgage Backed Securities – 32.5%
Agency Collateralized Mortgage Obligations – 8.6%
Angel Oak Mortgage Trust, Series 2022-5, Class A1, 4.500%, 5/25/67 (a)(b)	1,277,737	$1,273,186
CHNGE Mortgage Trust
Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(c)	427,288	422,934
Series 2023-2, Class A1, 6.525% to 5/1/27, 6/25/58 (a)(b)	159,287	159,552
Federal Home Loan Mortgage Corp.
Series 3806, Class L, 3.500%, 2/15/26	782	781
Series 4961, Class JB, 2.500%, 12/15/42	131,872	122,254
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	25,518	25,379
Series 2017-105, Class ZE, 3.000%, 1/25/48	1,021,958	827,167
Series 2020-1, Class AC, 3.500%, 8/25/58	162,229	156,513
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	794,277
Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R01, Class 1B1, 6.797%, (1 Month USD SOFR + 3.100%), 10/25/41 (a)(c)	510,000	517,808
Freddie Mac Multiclass Certificates, Series 2021-P011, Class X1, 1.748%, 9/25/45 (c)(d)	2,051,158	218,883
Freddie Mac Multifamily Certificates, Series 2021-ML12, Class X, 1.227%, 7/25/41 (c)(d)	1,146,860	100,178
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.633%, 11/25/29 (c)(d)	8,639,921	181,165
Series K111, Class X1, 1.563%, 5/25/30 (c)(d)	1,419,073	79,874
Series K112, Class X1, 1.426%, 5/25/30 (c)(d)	1,473,096	75,304
Series K113, Class X1, 1.370%, 6/25/30 (c)(d)	2,494,709	122,898
Series K114, Class X1, 1.110%, 6/25/30 (c)(d)	2,314,839	95,382
Series K119, Class X1, 0.919%, 9/25/30 (c)(d)	4,867,240	171,570
Series K121, Class X1, 1.013%, 10/25/30 (c)(d)	642,057	24,588
Series K122, Class X1, 0.867%, 11/25/30 (c)(d)	355,517	12,240
Series K124, Class X1, 0.714%, 12/25/30 (c)(d)	1,452,857	42,460
Series K160, Class A2, 4.500%, 8/25/33 (c)	3,270,526	3,300,342
Series K162, Class A2, 5.150%, 12/25/33 (c)	1,500,000	1,575,626
Series K740, Class X1, 0.722%, 9/25/27 (c)(d)	1,239,875	11,777
Series KG03, Class X1, 1.362%, 6/25/30 (c)(d)	3,113,150	149,519
Series KG04, Class X1, 0.841%, 11/25/30 (c)(d)	2,379,913	77,527
Series KG05, Class X1, 0.310%, 1/25/31 (c)(d)	2,459,506	31,643
Series KG06, Class X1, 0.532%, 10/25/31 (c)(d)	2,291,718	56,576
Series KSG1, Class X1, 1.135%, 9/25/30 (c)(d)	3,954,597	163,654
Series Q014, Class X, 2.770%, 10/25/55 (c)(d)	1,904,869	274,294
FREMF Mortgage Trust
Series 2017-K65, Class B, 4.083%, 7/25/50 (a)(c)	155,000	154,500
Series 2017-K66, Class B, 4.037%, 7/25/27 (a)(c)	136,000	135,361
Series 2017-K67, Class B, 3.948%, 9/25/49 (a)(c)	85,000	84,440
Series 2017-K67, Class C, 3.948%, 9/25/49 (a)(c)	100,000	98,761
Series 2017-K68, Class B, 3.840%, 10/25/49 (a)(c)	90,000	89,038
Series 2017-K69, Class C, 3.726%, 10/25/49 (a)(c)	40,000	39,212
Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(c)	220,000	216,786
Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(c)	65,000	63,932
Series 2018-K154, Class B, 4.024%, 11/25/32 (a)(c)	67,000	59,155
Series 2018-K77, Class B, 4.160%, 5/25/51 (a)(c)	1,070,000	1,062,518
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(c)	550,000	543,688
Series 2018-KW07, Class B, 4.107%, 10/25/31 (a)(c)	461,000	422,910
Series 2019-K100, Class C, 3.495%, 11/25/52 (a)(c)	700,000	666,955
Series 2019-K103, Class B, 3.458%, 12/25/51 (a)(c)	525,000	497,112
Series 2019-K95, Class B, 3.915%, 8/25/52 (a)(c)	500,000	491,552
Series 2019-K95, Class C, 3.915%, 8/25/52 (a)(c)	307,000	298,516
Series 2019-K97 , Class C, 3.768%, 9/25/51 (a)(c)	204,000	196,906
Series 2019-K99, Class B, 3.645%, 10/25/52 (a)(c)	565,000	543,776
Series 2020-K104, Class B, 3.534%, 2/25/52 (a)(c)	520,000	501,314
GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(c)	157,853	151,056

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Security	Principal Amount^	Value
Agency Collateralized Mortgage Obligations (Continued)
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	401,267	$278,220
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,107,315
Series 2022-136, Class KZ, 4.000%, 8/20/52	663,179	461,597
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A1, 4.250%, 2/25/65 (a)(c)	478,471	471,427
PRPM LLC, Series 2025-2, Class A1, 6.469% to 5/1/28, 5/25/30 (a)(b)	548,392	549,327
X-Caliber Funding LLC
Series 2025-VFN1, Class A, 6.674%, (1 Month USD SOFR CME + 2.975%), 6/17/30 (a)(c)	1,050,000	1,051,177
Series 2026-HPL, Class A, 6.800%, (1 Month USD SOFR CME + 3.150%), 12/6/28 (a)(c).	650,000	650,000

		21,951,902

Commercial Mortgage-Backed Securities – 4.6%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	789,039
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 6.092%, (1 Month USD SOFR CME + 2.419%), 9/15/34 (a)(c)	228,000	226,132
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	56,938	56,524
Series 2019-BN18, Class XA, 0.880%, 5/15/62 (c)(d)	2,073,898	53,249
Series 2019-BN24, Class XA, 0.632%, 11/15/62 (c)(d)	5,401,355	117,703
Series 2020-BN28, Class XA, 1.759%, 3/15/63 (c)(d)	1,852,465	119,902
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.221%, 3/15/62 (c)(d)	1,903,834	60,566
Series 2020-B18, Class XA, 1.737%, 7/15/53 (c)(d)	407,400	20,202
Series 2020-B22, Class XA, 1.489%, 1/15/54 (c)(d)	868,348	51,013
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	938,491	906,709
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/46 (a)(c)	1,000,000	1,019,734
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.589%, 9/15/53 (c)(d)	506,019	20,987
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317%, 8/10/42 (a)(c)	732,000	748,529
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	831,108
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	906,870
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,591,721
MAD Commercial Mortgage Trust, Series 11MD, Class B, 5.265%, 10/15/42 (a)(c)	340,000	342,465
SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	398,674
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	746,582
STWD Mortgage Trust, Series 2021-LIH, Class E, 6.698%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(c)	955,000	954,367
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,468,955
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class B, 5.273%, (1 Month USD SOFR CME + 1.593%), 4/15/42 (a)(c)	385,000	385,798

		11,816,829

Federal Home Loan Mortgage Corporation – 4.6%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	3,617	3,581
2.500%, 11/1/27	8,769	8,679
3.000%, 1/1/27	6,926	6,887
3.000%, 7/1/42	16,252	15,078
3.000%, 5/1/45	138,044	127,223
3.500%, 12/1/32	52,608	52,057
3.500%, 6/1/48	281,675	264,622
4.000%, 2/1/37	29,808	29,672
4.000%, 8/1/39	14,931	14,758
4.000%, 10/1/39	29,403	29,062
4.000%, 10/1/39	26,342	26,069
4.000%, 11/1/39	13,240	13,076

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Security	Principal Amount^	Value
Federal Home Loan Mortgage Corporation (Continued)
4.000%, 10/1/40	45,029	$44,397
4.000%, 11/1/40	38,843	38,290
4.000%, 11/1/40	7,114	7,016
4.000%, 11/1/40	5,217	5,149
4.000%, 12/1/40	19,072	18,801
4.000%, 6/1/41	3,538	3,478
4.500%, 4/1/35	33,109	33,348
4.500%, 9/1/35	48,398	48,737
4.500%, 7/1/36	37,680	37,944
4.500%, 6/1/39	67,919	68,395
4.500%, 9/1/40	10,087	10,145
4.500%, 2/1/41	20,806	20,927
4.500%, 11/1/52	1,109,529	1,095,877
5.000%, 8/1/33	6,229	6,335
5.000%, 10/1/33	2,350	2,393
5.000%, 4/1/35	6,616	6,778
5.000%, 7/1/35	47,378	48,537
5.000%, 7/1/35	7,796	7,932
5.000%, 1/1/37	28,854	29,578
5.000%, 7/1/40	24,877	25,550
5.000%, 4/1/41	19,566	20,095
5.500%, 12/1/36	30,238	31,588
5.500%, 8/1/40	46,004	47,896
5.500%, 5/1/53	1,980,878	2,015,884
5.500%, 9/1/53	2,004,822	2,039,424
6.000%, 8/1/36	5,224	5,505
6.000%, 7/1/39	23,955	25,246
6.000%, 8/1/53	2,712,214	2,793,677
6.000%, 4/1/54	2,476,455	2,545,241
6.371%, (1-year RFUCCT + 1.622%), 10/1/43 (c)	21,249	21,990

		11,696,917

Federal National Mortgage Association – 10.9%
Federal National Mortgage Association
2.000%, 10/1/27	12,685	12,490
2.000%, 1/1/28	17,426	17,127
2.000%, 2/1/52	3,808,865	3,148,826
2.000%, 3/1/52	3,563,102	2,954,240
2.500%, 11/1/31	17,002	16,272
2.500%, 12/1/31	7,246	7,010
2.500%, 12/1/43	62,071	55,670
2.500%, 4/1/45	92,709	81,680
2.500%, 12/1/51	4,517,789	3,852,284
2.500%, 12/1/51	2,446,209	2,112,946
3.000%, 8/1/46	20,780	18,842
3.000%, 10/1/46	406,148	369,169
3.000%, 11/1/46	510,109	464,647
3.000%, 12/1/46	199,424	181,164
3.000%, 1/1/52	2,261,942	2,011,179
3.000%, 6/1/52	3,882,133	3,515,579
3.500%, 12/1/31	2,483	2,449
3.500%, 1/1/32	42,775	42,176
3.500%, 1/1/32	25,124	24,787
3.500%, 10/1/32	36,915	36,089
3.500%, 8/1/43	370,601	353,510
3.500%, 6/1/46	277,557	262,234
3.500%, 1/1/48	152,004	142,693

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Security	Principal Amount^	Value
Federal National Mortgage Association (Continued)
4.000%, 11/1/30	4,073	$4,065
4.000%, 10/1/33	35,467	35,259
4.000%, 12/1/36	10,545	10,472
4.000%, 8/1/39	15,492	15,302
4.000%, 10/1/39	9,758	9,630
4.000%, 12/1/39	13,493	13,322
4.000%, 1/1/40	126,394	124,631
4.000%, 3/1/40	12,857	12,686
4.000%, 8/1/40	29,210	28,803
4.000%, 8/1/40	5,084	5,008
4.000%, 10/1/40	67,780	66,779
4.000%, 10/1/40	9,085	8,952
4.000%, 11/1/40	9,818	9,668
4.000%, 11/1/40	7,377	7,270
4.000%, 12/1/40	24,357	23,987
4.000%, 2/1/41	24,771	24,370
4.000%, 10/1/49	1,803,802	1,748,262
4.500%, 8/1/35	9,433	9,488
4.500%, 8/1/36	5,057	5,043
4.500%, 8/1/38	22,912	23,046
4.500%, 3/1/39	32,740	32,931
4.500%, 9/1/39	13,211	13,288
4.500%, 2/1/40	17,272	17,369
4.500%, 8/1/40	35,210	35,398
4.500%, 1/1/41	11,849	11,906
4.500%, 9/1/41	25,022	25,112
5.000%, 10/1/39	1,375	1,410
5.500%, 8/1/37	19,589	20,116
6.000%, 12/1/35	9,969	10,217
6.000%, 3/1/36	72,742	76,808
6.000%, 6/1/36	23,647	24,971
6.000%, 8/1/37	5,760	5,983
6.000%, 3/1/38	13,710	14,479
TBA 15 Yr, 2.000%, 2/1/41 (e)	1,100,000	1,016,457
TBA 30 Yr, 2.000%, 2/1/56 (e)	3,200,000	2,596,818
TBA 30 Yr, 2.500%, 2/1/56 (e)	1,125,000	955,108
TBA 30 Yr, 4.000%, 2/1/56 (e)	1,400,000	1,337,231

		28,064,708

Government National Mortgage Association – 3.8%
Government National Mortgage Association
5.500%, 6/20/53	849,782	864,072
TBA 30 Yr, 2.000%, 2/20/56 (e)	2,900,000	2,412,613
TBA 30 Yr, 2.500%, 2/20/56 (e)	2,200,000	1,905,924
TBA 30 Yr, 3.500%, 3/20/56 (e)	3,400,000	3,112,764
TBA 30 Yr, 4.500%, 2/20/56 (e)	1,600,000	1,562,690

		9,858,063

Total Mortgage Backed Securities (Cost $86,861,485)		83,388,419

Corporate Bonds and Notes – 31.3%
Basic Materials – 0.2%
Olympus Water US Holding Corp.
3.875%, 10/1/28 (f)	115,000	135,267
5.375%, 10/1/29 (f)	125,000	139,435
6.125%, 2/15/33 (a)	140,000	166,664

		441,366

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Security	Principal Amount^	Value
Communications – 2.5%
Africell Holding, Ltd., 10.500%, 10/23/29 (a)	835,000	$839,220
Axian Telecom Holding & Management PLC, 7.250%, 7/11/30 (a)	855,000	867,454
CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/1/33 (a)	320,000	280,259
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,248,076
Gen Digital, Inc., 6.250%, 4/1/33 (a)	115,000	115,678
Millicom International Cellular SA
4.500%, 4/27/31 (a)	475,000	442,587
7.375%, 4/2/32 (a)	400,000	416,417
Paramount Global
2.900%, 1/15/27	400,000	393,799
4.950%, 1/15/31	985,000	942,683
Telecom Argentina SA, 8.500%, 1/20/36 (a)	545,000	550,450
Vodafone Group PLC, 6.150%, 2/27/37	66,000	72,012
WULF Compute LLC, 7.750%, 10/15/30 (a)	180,000	187,911

		6,356,546

Consumer, Cyclical – 0.7%
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	603,290
YMCA of Greater New York
2.303%, 8/1/26	765,000	756,390
Series 2020, 3.230%, 8/1/32	375,000	321,595
Series 2025, 5.184%, 8/1/30	125,000	125,534

		1,806,809

Consumer, Non-cyclical – 6.1%
Advocate Health & Hospitals Corp., 2.211%, Series 2020, 6/15/30	325,000	299,635
Ascension Health, 4.923%, Series 2025, 11/15/35	175,000	175,200
Benefis Health System, Inc., 5.582%, Series 2025, 2/15/35	625,000	643,381
Beth Israel Lahey Health, Inc., 2.220%, Series L, 7/1/28	1,400,000	1,325,877
Block, Inc., 6.500%, 5/15/32	700,000	727,656
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	705,015
Conservation Fund A Nonprofit Corp. (The), 3.474%, Series 2019, 12/15/29	800,000	767,816
Cornell University, 4.169%, Series 2025, 6/15/30	1,035,000	1,038,458
Darling Global Finance BV, 4.500%, 7/15/32 (a)	100,000	121,131
Darling Ingredients, Inc., 6.000%, 6/15/30 (a)	360,000	365,098
Genmab A/S/Genmab Finance LLC, 6.250%, 12/15/32 (a)	200,000	205,147
Grifols SA, 3.875%, 10/15/28 (f)	165,000	193,791
Henry J Kaiser Family Foundation, 4.214%, Series 2025, 12/1/30	1,280,000	1,282,140
Howard University
Series 2020, 2.657%, 10/1/26 (AG)	100,000	98,860
Series 2020, 3.476%, 10/1/41 (AG)	865,000	678,812
Series 22A, 5.209%, 10/1/52	470,000	406,878
John D & Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,257,535
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	991,791
Lifespan Corp.
4.650%, 5/15/31	330,000	331,448
Series 2025, 5.050%, 2/15/30 (AG)	465,000	471,999
PeaceHealth Obligated Group, 4.335%, 11/15/28	90,000	90,496
Picard Groupe SAS, 6.375%, 7/1/29 (f)	100,000	123,574
Rossini Sarl, 6.750%, 12/31/29 (f)	205,000	253,865
Royalty Pharma PLC
2.150%, 9/2/31	350,000	309,327
3.300%, 9/2/40	1,250,000	971,943
Stanford Health Care, 3.310%, Series 2020, 8/15/30	595,000	574,258
Sutter Health, 5.537%, Series 2025, 8/15/35	390,000	406,603
Trustees of Columbia University in the City of New York/(The), 4.355%, Series 2024, 10/1/35	995,000	973,346

		15,791,080

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Security	Principal Amount^	Value
Financial – 13.5%
Air Lease Corp., 3.625%, 12/1/27	500,000	$496,166
AXA SA, 8.600%, 12/15/30	400,000	469,031
Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (c)(f)	560,000	645,439
Bank of Ireland Group PLC, 5.601%, (SOFR + 1.620%), 3/20/30 (a)(c)	1,240,000	1,289,931
BNP Paribas SA
4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (c)(f)	1,000,000	1,225,132
5.906%, (SOFR + 1.920%), 11/19/35 (a)(c)	1,640,000	1,697,071
Boston Properties LP, 3.650%, 2/1/26	430,000	430,000
BPCE SA
4.875%, 4/1/26 (a)	500,000	500,526
5.876%, (SOFR + 1.680%), 1/14/31 (a)(c)	770,000	804,141
Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	476,301
Bridge Housing Corp., 5.321%, 7/15/35	390,000	392,968
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,526,896
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	260,821
Ceska sporitelna A/S, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (c)(f)	1,200,000	1,373,063
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (c)	500,000	453,658
4.412%, (SOFR + 3.914%), 3/31/31 (c)	750,000	750,066
CPI Property Group SA, 6.000%, 1/27/32 (f)	305,000	368,804
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	1,002,714
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	600,000	613,642
HAT Holdings I LLC/HAT Holdings II LLC, 3.750%, 9/15/30 (a)	200,000	186,652
Hudson Pacific Properties LP, 3.950%, 11/1/27	400,000	384,771
JPMorgan Chase & Co.
5.103%, (SOFR + 1.435%), 4/22/31 (c)	590,000	608,675
6.070%, (SOFR + 1.330%), 10/22/27 (c)	1,090,000	1,107,075
Kreditanstalt fuer Wiederaufbau
0.000%, 6/29/37	6,000,000	3,662,509
4.375%, 2/28/34	6,000,000	6,100,364
mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (c)(f)	600,000	704,553
Morgan Stanley
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (c)	640,000	600,714
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (c)	1,000,000	897,859
NHP Foundation (The), 5.850%, 12/1/28	800,000	830,664
PennyMac Financial Services, Inc., 7.125%, 11/15/30 (a)	235,000	242,768
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	617,608
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,495,177
Trust 2401, 7.375%, 2/13/34 (a)	605,000	661,734
Trust Fibra Uno, 7.375%, 2/13/34 (f)	245,000	269,133
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	813,938
WLB Asset VII Pte., Ltd., 5.880%, 7/30/29 (a)	675,250	681,255

		34,641,819

Government – 4.4%
European Investment Bank, 0.750%, 9/23/30	12,910,000	11,255,036

		11,255,036

Industrial – 0.7%
Beacon Mobility Corp., 7.250%, 8/1/30 (a)	120,000	125,700
HTA Group, Ltd., 7.500%, 6/4/29 (f)	250,000	258,586
IHS Holding, Ltd., 8.250%, 11/29/31 (a)	300,000	313,561
Nature Conservancy (The), 1.154%, Series A, 7/1/27	430,000	410,484
Sitios Latinoamerica SAB de CV, 6.000%, 11/25/29 (a)	570,000	589,722

		1,698,053

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Security	Principal Amount^	Value
Technology – 1.6%
Apple, Inc.
2.650%, 5/11/50	300,000	$186,910
4.100%, 8/8/62	1,435,000	1,119,828
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	722,494
4.150%, 11/15/30	1,200,000	1,193,959
McAfee Corp., 7.375%, 2/15/30 (a)	275,000	219,145
Microsoft Corp., 3.041%, 3/17/62	1,000,000	617,111

		4,059,447

Utilities – 1.6%
Aegea Finance Sarl, 9.000%, 1/20/31 (a)	960,000	1,020,854
Aydem Yenilenebilir Enerji A/S, 9.875%, 9/30/30 (a)	640,000	642,856
Clearway Energy Operating LLC
3.750%, 2/15/31 (a)	560,000	524,767
5.750%, 1/15/34 (a)	30,000	30,123
Limak Yenilenebilir Enerji A/S, 9.625%, 8/12/30 (a)	575,000	571,657
ReNew Wind Energy AP2/ReNew Power Pvt, Ltd. other 9 Subsidiaries, 4.500%, 7/14/28 (f)	925,000	894,603
Zorlu Enerji Elektrik Uretim A/S, 11.000%, 4/23/30 (a)	370,000	345,642

		4,030,502

Total Corporate Bonds and Notes (Cost $82,584,298)		80,080,658

U.S. Government Agency Obligations – 24.9%
Farm Credit Bank of Texas, 7.750%, (5-Yr. CMT + 3.291%), 6/15/29 (a)(c)	1,150,000	1,205,800
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,114,015
2.780%, 11/2/37	1,800,000	1,478,755
3.430%, 4/6/45	1,000,000	779,029
3.660%, 3/7/44	974,000	798,655
4.500%, 3/2/26	5,000,000	5,003,861
Federal Home Loan Bank Discount Notes
0.000%, 2/11/26	6,300,000	6,292,713
0.000%, 2/17/26	5,300,000	5,290,805
0.000%, 2/18/26	2,080,000	2,076,191
0.000%, 2/23/26	200,000	199,537
0.000%, 3/31/26	4,075,000	4,050,686
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,917,438
3.250%, 11/16/28	5,000,000	4,967,301
3.315%, 11/13/35	6,480,000	5,933,628
4.125%, 3/13/26	3,500,000	3,502,211
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,774,685
0.875%, 8/5/30	8,000,000	7,059,258
Federal National Mortgage Association Principal STRIPS, 0.000%, 7/15/37	9,000,000	5,295,822

Total U.S. Government Agency Obligations (Cost $66,587,518)		63,740,390

Municipal Bonds – 4.7%
City of New York
Series E2, 5.392%, 10/1/55	365,000	356,710
Series H, 6.385%, 2/1/55	465,000	493,821
Colorado Health Facilities Authority Series B, 4.480%, 12/1/40	940,000	826,470
Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	320,205	320,763
Cook County Community High School District No. 228, IL Series A, 5.019%, 12/1/41 (AG)	435,000	427,261

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Security	Principal Amount^		Value
Municipal Bonds (Continued)
County of Riverside, CA
2.963%, 2/15/27	670,000		$663,646
3.070%, 2/15/28	670,000		658,100
District of Columbia, (Ingleside at Rock Creek) Series A, 4.125%, 7/1/27	180,000		180,835
Iowa Student Loan Liquidity Corp.
Series A, 5.343%, 12/1/34	165,000		165,398
Series A, 5.426%, 12/1/35	70,000		70,860
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000		205,567
Massachusetts Development Finance Agency
Series G, 6.375%, 10/1/28	305,000		309,629
Series G, 6.625%, 10/1/30 (AG)	170,000		181,642
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000		100,558
Massachusetts Educational Financing Authority
Series A, 2.305%, 7/1/29	1,000,000		940,800
Series A, 2.641%, 7/1/37	455,000		400,131
Series A, 5.455%, 7/1/33	600,000		609,167
Series A, 6.069%, 7/1/33	175,000		182,568
New York Transportation Development Corp., 4.248%, 9/1/35	315,000		311,171
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment) Series B, 3.473%, 7/1/28	500,000		492,295
Oklahoma Development Finance Authority, (OU Medicine)
Series C, 4.650%, 8/15/30 (AG)	445,000		443,330
Series C, 5.450%, 8/15/28	770,000		765,305
United Nations Development Corp. Series A, 6.536%, 8/1/55	1,750,000		1,857,559
University of Virginia Series C, 4.179%, 9/1/17	1,000,000		733,848
Uptown Development Authority Series B, 2.581%, 9/1/31 (AG)	100,000		91,208
Wisconsin Health & Educational Facilities Authority
Series B, 3.940%, 8/15/41	335,000		239,724
Series B, 4.190%, 8/15/55	190,000		107,975

Total Municipal Bonds (Cost $12,395,718)			12,136,341

Foreign Government & Agency Securities – 3.7%
Bundesrepublik Deutschland Bundesanleihe, 1.800%, 8/15/53 (f)	2,605,000	EUR	2,179,807
City of Ottawa Ontario, 2.500%, 5/11/51	2,390,000	CAD	1,184,179
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	641,076
Colombia Government International Bond, 8.000%, 11/14/35	850,000		909,415
Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	899,851
Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,414,354
United Kingdom Gilt, 1.500%, 7/31/53 (f)	3,665,000	GBP	2,274,745

Total Foreign Government & Agency Securities (Cost $10,168,197)			9,503,427

Asset Backed Securities – 3.4%
Aligned Data Centers Issuer LLC
Series 2021-1A, 1.937%, 8/15/46 (a)	660,000		650,674
Series 2022-1A, 6.350%, 10/15/47 (a)	540,000		541,217
Series 2023-1A, 6.000%, 8/17/48 (a)	280,000		281,913
Compass Datacenters Issuer II LLC Series 2024-2A, 5.022%, 8/25/49 (a)	340,000		340,848
CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000		93,781
Enterprise Fleet Financing LLC Series 2025-2, 4.580%, 12/22/31 (a)	180,000		182,872
Lendbuzz Securitization Trust
Series 2023-1A, 6.920%, 8/15/28 (a)	115,126		116,504
Series 2023-2A, 7.090%, 10/16/28 (a)	134,366		136,081
Series 2023-3A, 7.500%, 12/15/28 (a)	188,133		191,669
Series 2024-2A, 5.990%, 5/15/29 (a)	343,111		345,437
Series 2024-3A, 4.970%, 10/15/29 (a)	349,272		349,481
Series 2025-2A, 5.180%, 5/15/30 (a)	784,508		788,690

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Security	Principal Amount^		Value
Asset Backed Securities (Continued)
Mosaic Solar Loan Trust
Series 2020-2A, 1.440%, 8/20/46 (a)	81,155		$68,898
Series 2024-1A, 5.500%, 9/20/49 (a)	90,099		87,435
Series 2025-1A, 6.120%, 8/22/50 (a)	278,370		278,895
Prestige Auto Receivables Trust
Series 2024-1A, 5.710%, 5/15/28 (a)	72,060		72,124
Series 2024-2A, 4.560%, 2/15/29 (a)	125,000		124,791
Retained Vantage Data Centers Issuer LLC Series 2024-1A, 4.992%, 9/15/49 (a)	640,000		636,227
Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000		96,077
Sunnova Helios IV Issuer LLC Series 2020-AA, 2.980%, 6/20/47 (a)	618,309		548,741
Sunnova Helios V Issuer LLC Series2021-A, 1.800%, 2/20/48 (a)	176,009		138,626
Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.630%, 7/20/51 (a)	116,849		114,022
Tesla Sustainable Energy Trust
Series 2024-1A, 5.080%, 6/21/50 (a)	933,529		937,529
Series 2024-1A, 6.250%, 6/21/50 (a)	165,000		164,991
Vantage Data Centers Issuer LLC Series 2024-1A, 5.100%, 9/15/54 (a)	520,000		518,797
Vantage Data Centers Jersey Borrower SPV, Ltd. Series 2024-1A, 6.172%, 5/28/39 (a)	645,000		903,808

Total Asset Backed Securities (Cost $8,561,326)			8,710,128

Senior Floating Rate Interests – 1.6%
Communication Services – 0.1%
Sunrise Financing Partnership Term Loan AAA, 6.129%, (6 mo. USD SOFR CME + 2.500%), 2/15/32 (c)	210,000		209,831

			209,831

Consumer Discretionary – 0.2%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 5.422%, (1 mo. USD SOFR CME + 1.750%), 1/31/31 (c)	204,600		205,493
Core & Main LP 2024 Term Loan E, 5.690%, (3 mo. USD SOFR CME + 2.000%), 2/9/31 (c)	279,327		280,141

			485,634

Consumer Staples – 0.4%
Boels Topholding BV 2025 EUR Term Loan B3, 4.721%, (1 mo. EUR-EURIBOR + 2.750%), 5/23/31 (c)	344,827	EUR	410,274
Genmab A/S Term Loan B, 6.733%, (3 mo. USD SOFR CME + 3.000%), 12/13/32 (c)	185,000		185,810
Insulet Corp. 2025 Term Loan, 5.672%, (1 mo. USD SOFR CME + 2.000%), 8/1/31 (c)	352,234		354,523

			950,607

Financials – 0.1%
Blackhawk Network Holdings, Inc. 2025 Term Loan B, 7.672%, (3 mo. USD SOFR CME + 4.000%), 3/12/29 (c)	167,557		167,892
USI, Inc. 2024 Term Loan D, 5.922%, (3 mo. USD SOFR CME + 2.250%), 11/21/29 (c)	160,909		161,022

			328,914

Industrials – 0.4%
Altium Packaging LLC 2024 Term Loan B, 6.172%, (1 mo. USD SOFR CME + 2.500%), 6/11/31 (c)	423,550		405,196
Proampac PG Borrower LLC 2024 Term Loan, 7.878%, (3 mo. USD SOFR CME + 4.000%), 9/15/28 (c)	397,455		398,076
Van Pool Transportation LLC
2025 Delayed Draw Term Loan 3.250%, (3 mo. USD CME Term SOFR + 3.250%), 8/6/30 (c)(g)	27,108		27,222
2025 Term Loan 6.922%, (3 mo. USD SOFR CME + 3.250%), 8/6/30 (c)	197,892		198,716

			1,029,210

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Security	Principal Amount^	Value
Information Technology – 0.4%
Athenahealth Group, Inc. 2022 Term Loan B, 6.422%, (1 mo. USD SOFR CME + 2.750%), 2/15/29 (c)	345,072	$341,147
Cotiviti Corp. 2025 2nd Amendment Term Loan, 6.450%, (1 mo. USD SOFR CME + 2.750%), 3/26/32 (c)	238,800	221,089
Zelis Payments Buyer, Inc. Term Loan B, 6.422%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (c)	450,412	439,433

		1,001,669

Total Senior Floating Rate Interests (Cost $3,989,935)		4,005,865

Convertible Bonds – 0.3%
Consumer Discretionary – 0.1%
Etsy, Inc., 1.000%, 6/15/30 (a)	160,000	159,471

		159,471

Health Care – 0.2%
Cytokinetics, Inc., 1.750%, 10/1/31 (a)	325,000	410,922
Ionis Pharmaceuticals, Inc. 0.00%, 12/1/30 (a)	158,000	174,999

		585,921

Total Convertible Bonds (Cost $719,818)		745,392

Total Long Term Investments (Cost $271,868,295)		262,310,620

Total Investments – 102.4% (Cost $271,868,295)		262,310,620

Less Unfunded Loan Commitments – (0.0)% *		(10,616)

Net Investments – 102.4% (Cost $271,857,723)		262,300,004

Other Liabilities, less assets – (2.4)%		(6,017,102)

Net Assets – 100.0%		$256,282,902

* Amount is less than 0.05%.

^ The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities was $53,048,954, representing 20.7% of net assets.

(b) Step coupon bond.

(c) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d) Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e) A portion or all of the security was purchased as a when issued or delayed delivery security.

(f) Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $13,614,823 or 5.3% of the Fund’s net assets.

(g) Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2026, the total value of unfunded loan commitments is $10,572.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Abbreviations

AG — Assured Guaranty Inc.

EURIBOR — Euro Interbank Offered Rate

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

SOFR — Secured Overnight Financing Rate Data

TBA — To Be Announced

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

At January 31, 2026, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	CAD	Deutsche Bank AG	3/18/26	2,449,000	$1,801,910	$(17,575)

United States Dollar	EUR	Deutsche Bank AG	2/27/26	1,629,274	1,933,447	2,435

United States Dollar	EUR	Deutsche Bank AG	3/18/26	7,019,000	8,336,837	(85,220)

United States Dollar	GBP	UBS AG	3/18/26	2,693,000	3,684,767	(88,659)

						$(189,019)

At January 31, 2026, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Australian Bond Futures (Long)	140	$10,628,175	$10,641,108	3/16/26	$12,933

Euro-Btp (Long)	24	3,439,585	3,445,384	3/6/26	5,799

					$18,732

At January 31, 2026, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 4.500% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/34	GBP	100,000	$10,180	$(83)	$10,263

Pay Fixed rate annually 2.720% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/27	EUR	2,320,000	(42,817)	(56)	(42,761)

Pay Fixed rate annually 2.590% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/29	EUR	2,625,000	(62,519)	(33,983)	(28,536)

Pay Fixed rate annually 3.750% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/54	GBP	2,285,000	426,027	(1,841)	427,868

Pay Fixed rate annually 2.280% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/34	EUR	695,000	15,820	(1,590)	17,410

Pay Fixed rate annually 3.000% Receive Floating rate annually 6 month CORRA	Morgan Stanley/LCH	9/18/34	CAD	4,600,000	14,834	1,792	13,042

Pay Fixed rate annually 2.310% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/54	EUR	2,180,000	351,814	(26,326)	378,140

Pay Fixed rate annually 2.593% Receive Floating rate annually 12 month USCPI	Morgan Stanley/LCH	11/8/34	USD	2,860,000	(16,524)	—	(16,524)

Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/55	USD	10,455,000	(864,671)	(381,348)	(483,323)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2026 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Receive Fixed rate annually 4.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/45	USD	11,120,000	85,366	455,993	(370,627)

Receive Fixed rate annually 4.000% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/28	USD	15,365,000	174,858	99,389	75,469

Pay Fixed rate annually 4.060% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/35	USD	9,545,000	(175,334)	(191,096)	15,762

Receive Fixed rate annually 3.880% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	12,900,000	27,241	696	26,545

Receive Fixed rate annually 3.780% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/30	USD	14,045,000	117,139	195,523	(78,384)

Pay Fixed rate annually 3.530% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/32	USD	655,000	5,672	(1,422)	7,094

Pay Fixed rate annually 2.440% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/17/35	EUR	3,840,000	57,351	39,624	17,727

Receive Fixed rate annually 3.530% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/32	USD	4,360,000	(37,657)	(14,379)	(23,278)

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/45	USD	4,845,000	(194,643)	(94,883)	(99,760)

Pay Fixed rate annually 3.940% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	12/17/35	GBP	4,725,000	91,192	22,705	68,488

Receive Fixed rate annually 2.750% Pay Floating rate annually 12 month ESTR	Morgan Stanley/LCH	12/17/55	EUR	1,715,000	(105,262)	(74,752)	(30,510)

Pay Fixed rate annually 3.810% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/18/36	USD	3,100,000	15,357	23,873	(8,516)

						$17,836	$(124,411)

At January 31, 2026, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International	2.470%	USCPI	7/10/53	$2,280,000	$10,330	$-	$10,330
Morgan Stanley & Co. International	2.360%	USCPI	5/9/55	915,000	16,417	(5,692)	22,109

						$(5,692)	$32,439

Abbreviations

CORRA — Canadian Overnight Repo Rate Average

ESTR — Euro Short-Term Rate

LCH — London Clearing House

SOFR — Secured Overnight Financing Rate Data

SONIA — Sterling Overnight Index Average

USCPI — U.S.A. Consumers Price Index

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2026 (Unaudited)

Domini Impact Equity Fund
ASSETS
Investments, at value (cost $565,422,668)	$1,143,682,151
Cash	169,154
Receivable for capital shares	21,847
Dividend receivable	1,327,532
Tax reclaim receivable	105,392

Total assets	1,145,306,076

LIABILITIES
Payable for capital shares	768,792
Management fee payable	636,841
Distribution fee payable	208,334
Custody and accounting fees payable	93,694
Other accrued expenses	121,364

Total liabilities	1,829,025

NET ASSETS	$1,143,477,051

NET ASSETS CONSISTS OF
Paid-in capital	$523,628,124
Total distributable earnings (loss)	619,848,927

NET ASSETS	$1,143,477,051

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	973,828,277

Outstanding shares of beneficial interest	25,646,343

Net Asset Value And Offering Price Per Share	$37.97

Institutional Shares
Net assets	150,589,311

Outstanding shares of beneficial interest	4,017,508

Net Asset Value And Offering Price Per Share	$37.48

Class Y Shares
Net assets	19,059,463

Outstanding shares of beneficial interest	506,866

Net Asset Value And Offering Price Per Share	$37.60

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2026 (Unaudited)

Domini Sustainable Solutions Fund
ASSETS
Investments, at value (cost $31,090,754)	$44,932,198
Cash	1,790,649
Foreign currency, at value (cost $256,026)	261,997
Receivable for securities sold	1,688,878
Receivable for capital shares	68,844
Dividend receivable	16,195
Tax reclaim receivable	31,240

Total assets	48,790,001

LIABILITIES
Payable for securities purchased	3,140,740
Payable for capital shares	14,535
Management fee payable	32,422
Other accrued expenses	105,367
Foreign tax payable	725

Total liabilities	3,293,789

NET ASSETS	$45,496,212

NET ASSETS CONSISTS OF
Paid-in capital	$34,168,001
Total distributable earnings (loss)	11,328,211

NET ASSETS	$45,496,212

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	30,995,238

Outstanding shares of beneficial interest	1,667,351

Net Asset Value And Offering Price Per Share	$18.59

Institutional Shares
Net assets	14,500,974

Outstanding shares of beneficial interest	772,313

Net Asset Value And Offering Price Per Share	$18.78

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2026 (Unaudited)

Domini Impact International Equity Fund
ASSETS
Investments, at value (cost $712,241,967)	$987,113,807
Cash	6,009,551
Foreign currency, at value (cost $600,777)	613,469
Receivable for capital shares	254,446
Dividend receivable	779,970
Tax reclaim receivable	4,069,446

Total assets	998,840,689

LIABILITIES
Payable for capital shares	792,342
Management fee payable	678,660
Distribution fee payable	47,675
Custody and accounting fees payable	205,200
Other accrued expenses	132,402
Foreign tax payable	24,089

Total liabilities	1,880,368

NET ASSETS	$996,960,321

NET ASSETS CONSISTS OF
Paid-in capital	$740,503,100
Total distributable earnings (loss)	256,457,221

NET ASSETS	$996,960,321

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	228,990,244

Outstanding shares of beneficial interest	18,979,899

Net Asset Value And Offering Price Per Share	$12.06

Institutional Shares
Net assets	493,408,888

Outstanding shares of beneficial interest	41,759,184

Net Asset Value And Offering Price Per Share	$11.82

Class Y Shares
Net assets	274,561,189

Outstanding shares of beneficial interest	23,174,720

Net Asset Value And Offering Price Per Share	$11.85

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2026 (Unaudited)

Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $122,998)	$7,242,076
Interest income	18,993

Investment Income	7,261,069

EXPENSES
Management/Sponsorship fees	3,775,624
Distribution fees – Investor Shares	1,229,154
Transfer agent fees – Investor Shares	292,620
Transfer agent fees – Institutional Shares	2,984
Transfer agent fees – Class Y Shares	9,462
Custody and accounting fees	64,859
Professional fees	62,252
Registration fees – Investor Shares	19,897
Registration fees – Institutional Shares	16,326
Registration fees – Class Y Shares	12,478
Shareholder communication fees	46,095
Miscellaneous	57,787
Trustees fees	39,986

Total expenses	5,629,524
Fees waived and expenses reimbursed	(11,135)

Net expenses	5,618,389

NET INVESTMENT INCOME (LOSS)	1,642,680

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	102,730,053
Foreign currency	(26)

Net realized gain (loss)	102,730,027

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(16,029,030)

Net change in unrealized appreciation (depreciation)	(16,029,030)

NET REALIZED AND UNREALIZED GAIN (LOSS)	86,700,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,343,677

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2026 (Unaudited)

Domini Sustainable Solutions Fund
INCOME
Dividends (net of foreign taxes $7,167)	$185,081
Interest income	9,995

Investment Income	195,076

EXPENSES
Management fees	181,807
Distribution fees – Investor Shares	35,773
Transfer agent fees – Investor Shares	40,334
Transfer agent fees – Institutional Shares	606
Custody and accounting fees	35,142
Professional fees	38,478
Registration fees – Investor Shares	9,734
Registration fees – Institutional Shares	13,029
Shareholder communication fees	4,357
Miscellaneous	6,628
Trustees fees	1,501

Total expenses	367,389
Fees waived and expenses reimbursed	(93,206)

Net expenses	274,183

NET INVESTMENT INCOME (LOSS)	(79,107)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(200,633)
Foreign currency	(5,831)

Net realized gain (loss)	(206,464)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	5,996,238
Translation of assets and liabilities in foreign currencies	5,919

Net change in unrealized appreciation (depreciation)	6,002,157

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,795,693

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,716,586

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2026 (Unaudited)

Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $639,557)	$8,379,194
Interest income	53,431

Investment Income	8,432,625

EXPENSES
Management fees	3,880,891
Distribution fees – Investor Shares	270,430
Transfer agent fees – Investor Shares	145,710
Transfer agent fees – Institutional Shares	1,327
Transfer agent fees – Class Y Shares	102,014
Custody and accounting fees	151,476
Professional fees	56,419
Registration fees – Investor Shares	15,140
Registration fees – Institutional Shares	15,103
Registration fees – Class Y Shares	11,363
Shareholder communication fees	52,181
Miscellaneous	58,050
Trustees fees	33,989

Net expenses	4,794,093

NET INVESTMENT INCOME (LOSS)	3,638,532

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	50,089,883
Foreign currency	40,816

Net realized gain (loss)	50,130,699

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	88,783,548
Translation of assets and liabilities in foreign currencies	74,339

Net change in unrealized appreciation (depreciation)	88,857,887

NET REALIZED AND UNREALIZED GAIN (LOSS)	138,988,586

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,627,118

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,642,680	$3,469,600
Net realized gain (loss)	102,730,027	70,988,651
Net change in unrealized appreciation (depreciation)	(16,029,030)	39,349,903

Net Increase (Decrease) in Net Assets Resulting from Operations	88,343,677	113,808,154

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(97,476,791)	(47,648,560)
Institutional Shares	(16,634,387)	(8,469,669)
Class Y Shares	(1,841,563)	(1,177,018)

Net Decrease in Net Assets from Distributions	(115,952,741)	(57,295,247)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	15,964,863	32,298,021
Net asset value of shares issued in reinvestment of distributions and dividends	106,925,357	52,664,198
Payments for shares redeemed	(72,000,389)	(122,772,803)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	50,889,831	(37,810,584)

Total Increase (Decrease) in Net Assets	23,280,767	18,702,323

NET ASSETS
Beginning of period	$1,120,196,284	$1,101,493,961

End of period	$1,143,477,051	$1,120,196,284

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(79,107)	$19,875
Net realized gain (loss)	(206,464)	2,514,236
Net change in unrealized appreciation (depreciation)	6,002,157	(1,988,882)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,716,586	545,229

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	-	(23,349)

Net Decrease in Net Assets from Distributions	-	(23,349)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	4,204,926	6,064,647
Net asset value of shares issued in reinvestment of distributions and dividends	-	21,614
Payments for shares redeemed	(2,682,605)	(4,841,388)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,522,321	1,244,873

Total Increase (Decrease) in Net Assets	7,238,907	1,766,753

NET ASSETS
Beginning of period	$38,257,305	$36,490,552

End of period	$45,496,212	$38,257,305

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,638,532	$14,267,462
Net realized gain (loss)	50,130,699	72,815,419
Net change in unrealized appreciation (depreciation)	88,857,887	41,437,458

Net Increase (Decrease) in Net Assets Resulting from Operations	142,627,118	128,520,339

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(3,396,754)	(3,378,004)
Institutional Shares	(7,866,996)	(9,424,867)
Class Y Shares	(4,260,628)	(5,198,531)

Net Decrease in Net Assets from Distributions	(15,524,378)	(18,001,402)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	52,847,586	135,843,879
Net asset value of shares issued in reinvestment of distributions and dividends	12,357,664	14,294,353
Payments for shares redeemed	(82,007,101)	(192,182,639)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,801,851)	(42,044,407)

Total Increase (Decrease) in Net Assets	110,300,889	68,474,530

NET ASSETS
Beginning of period	$886,659,432	$818,184,902

End of period	$996,960,321	$886,659,432

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026	Year Ended July 31,
	(unaudited)	2025	2024	2023	2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$39.09	$37.08	$31.12	$28.71	$ 34.82		$26.72

Income from investment operations:
Net investment income (loss)	(0.01)	0.14	0.17	0.16	0.03		0.08
Net realized and unrealized gain (loss) on investments	3.02	3.82	6.11	2.80	(4.08)		8.74

Total Income (loss) From Investment Operations	3.01	3.96	6.28	2.96	(4.05)		8.82
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.01)	(0.10)	(0.12)	(0.11)	(0.01)		(0.09)
Distributions to shareholders from net realized gain	(4.12)	(1.85)	(0.20)	(0.44)	(2.05)		(0.63)

Total Distributions	(4.13)	(1.95)	(0.32)	(0.55)	(2.06)		(0.72)
Redemption fee proceeds[1]	-	-	-	-	0.00	[2]	0.00	[2]

Net asset value, end of period	$37.97	$39.09	$37.08	$31.12	$ 28.71		$34.82

Total return[3]	8.00%	10.88%	20.30%	10.60%	(12.65)%		33.43%
Portfolio turnover	25%	21%	9%	9%	6%		23%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$974	$ 948	$ 931	$ 810	$776		$ 927
Ratio of expenses to average net assets	1.01%	1.04%	0.98%	1.00%	1.05%		1.09%
Ratio of gross expenses to average net assets	1.01%	1.04%	0.98%	1.00%	1.05%		1.09%
Ratio of net investment income (loss) to average net assets	0.24%	0.27%	0.39%	0.45%	0.14%		0.24%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026	Year Ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
For a share outstanding for the period:
Net asset value, beginning of period	$38.65	$36.72	$30.88	$28.56	$ 34.60	$26.59

Income from investment operations:
Net investment income (loss)	0.16	0.10	0.12	0.18	0.12	0.28
Net realized and unrealized gain (loss) on investments	2.87	3.94	6.18	2.83	(4.05)	8.60

Total Income (loss) From Investment Operations	3.03	4.04	6.30	3.01	(3.93)	8.88
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.08)	(0.26)	(0.26)	(0.25)	(0.06)	(0.24)
Distributions to shareholders from net realized gain	(4.12)	(1.85)	(0.20)	(0.44)	(2.05)	(0.63)

Total Distributions	(4.20)	(2.11)	(0.46)	(0.69)	(2.11)	(0.87)
Redemption fee proceeds[1]	-	-	-	-	-	0.00	[2]

Net asset value, end of period	$37.48	$38.65	$36.72	$30.88	$ 28.56	$34.60

Total return[3]	8.14%	11.24%	20.62%	10.91%	(12.36)%	33.89%
Portfolio turnover	25%	21%	9%	9%	6%	23%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$151	$ 151	$ 151	$ 134	$125	$ 154
Ratio of expenses to average net assets	0.72%	0.74%	0.70%	0.71%	0.73%	0.74%
Ratio of gross expenses to average net assets	0.72%	0.74%	0.70%	0.71%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets	0.53%	0.57%	0.69%	0.73%	0.46%	0.59%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS Y SHARES (FORMERLY CLASS R SHARES)

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026		Year Ended July 31,
	(unaudited)		2025		2024		2023		2022		2021
For a share outstanding for the period:
Net Asset Value, beginning of period	$38.72		$36.77		$30.92		$28.60		$ 34.66		$26.62

Income from investment operations:
Net investment income (loss)	(1.11)		1.24		11.59		5.43		7.56		7.50
Net realized and unrealized gain (loss) on investments	4.14		2.78		(5.31)		(2.44)		(11.52)		1.37

Total Income (loss) From Investment Operations	3.03		4.02		6.28		2.99		(3.96)		8.87
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)		(0.22)		(0.23)		(0.23)		(0.05)		(0.20)
Distributions to shareholders from net realized gain	(4.12)		(1.85)		(0.20)		(0.44)		(2.05)		(0.63)

Total Distributions	(4.15)		(2.07)		(0.43)		(0.67)		(2.10)		(0.83)
Redemption fee proceeds[1]	-		-		-		-		-		0.00	[2]

Net asset value, end of period	$37.60		$38.72		$36.77		$30.92		$ 28.60		$34.66

Total return[3]	8.11%		11.17%		20.51%		10.78%		(12.42)%		33.81%
Portfolio turnover	25%		21%		9%		9%		6%		23%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$19		$ 21		$ 19		$ 11		$9		$ 10
Ratio of expenses to average net assets	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.80%	[4]
Ratio of gross expenses to average net assets	0.91%		0.94%		0.97%		0.95%		1.02%		1.05%
Ratio of net investment income (loss) to average net assets	0.44%		0.51%		0.56%		0.64%		0.40%		0.51%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026		Year Ended July 31,
	(unaudited)		2025		2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$16.23		$15.98		$13.89		$13.79		$ 19.06		$15.28

Income from investment operations:
Net investment income (loss)	(0.03)		0.00	[1]	(0.02)		(0.03)		(0.10)		(0.12)
Net realized and unrealized gain (loss) on investments	2.39		0.25		2.11		0.13		(4.45)		4.54

Total Income (loss) From Investment Operations	2.36		0.25		2.09		0.10		(4.55)		4.42
Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		-		(0.00)	[1]	-		-		-
Distributions to shareholders from net realized gain	-		-		-		-		(0.72)		(0.64)

Total Distributions	-		-		-		-		(0.72)		(0.64)
Redemption fee proceeds[2]	-		-		-		-		-		0.00	[1]

Net asset value, end of period	$18.59		$16.23		$15.98		$13.89		$ 13.79		$19.06

Total return[3]	14.61%		1.50%		15.06%		0.73%		(24.60)%		28.94%
Portfolio turnover	11%		64%		45%		39%		51%		65%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$31		$ 25		$ 21		$ 18		$16		$ 19
Ratio of expenses to average net assets	1.36%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]
Ratio of gross expenses to average net assets	1.85%		2.05%		2.13%		2.05%		1.99%		2.12%
Ratio of net investment income (loss) to average net assets	(0.45)%		(0.04)%		(0.19)%		(0.25)%		(0.59)%		(0.87)%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026		Year Ended July 31,
	(unaudited)		2025		2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$16.37		$16.11		$13.98		$13.85		$ 19.12		$15.29

Income from investment operations:
Net investment income (loss)	(0.01)		0.04		0.02		(0.00)	[1]	(0.06)		(0.10)
Net realized and unrealized gain (loss) on investments	2.42		0.25		2.13		0.13		(4.46)		4.57

Total Income (loss) From Investment Operations	2.41		0.29		2.15		0.13		(4.52)		4.47
Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.03)		(0.02)		-		(0.03)		-
Distributions to shareholders from net realized gain	-		-		-		-		(0.72)		(0.64)

Total Distributions	-		(0.03)		(0.02)		-		(0.75)		(0.64)
Redemption fee proceeds[2]	-		-		-		-		-		-

Net asset value, end of period	$18.78		$16.37		$16.11		$13.98		$ 13.85		$19.12

Total return[3]	14.72%		1.79%		15.37%		0.94%		(24.39)%		29.25%
Portfolio turnover	11%		64%		45%		39%		51%		65%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$15		$ 14		$ 15		$ 16		$13		$ 19
Ratio of expenses to average net assets	1.11%	[4]	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.15%	[4]
Ratio of gross expenses to average net assets	1.44%		1.51%		1.56%		1.53%		1.40%		1.43%
Ratio of net investment income (loss) to average net assets	(0.20)%		0.20%		0.06%		0.02%		(0.37)%		(0.62)%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026	Year Ended July 31,
	(unaudited)	2025	2024	2023	2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$10.55	$ 9.25	$ 8.16	$ 7.39	$9.29		$ 7.28

Income from investment operations:
Net investment income (loss)	0.04	0.16	0.19	0.21	0.16		0.19
Net realized and unrealized gain (loss) on investments	1.65	1.31	1.08	0.76	(1.95)		1.94

Total Income (loss) From Investment Operations	1.69	1.47	1.27	0.97	(1.79)		2.13
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.18)	(0.17)	(0.18)	(0.20)	(0.11)		(0.12)
Distributions to shareholders from net realized gain	-	-	-	-	-		-

Total Distributions	(0.18)	(0.17)	(0.18)	(0.20)	(0.11)		(0.12)
Redemption fee proceeds[1]	-	-	-	-	0.00	[2]	0.00	[2]

Net asset value, end of period	$12.06	$10.55	$ 9.25	$ 8.16	$7.39		$ 9.29

Total return[3]	16.13%	16.14%	15.59%	13.17%	(19.23)%		29.34%
Portfolio turnover	39%	80%	89%	90%	88%		88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$229	$ 205	$ 187	$ 171	$201		$ 292
Ratio of expenses to average net assets	1.29%	1.28%	1.31%	1.33%	1.34%		1.37%
Ratio of gross expenses to average net assets	1.29%	1.28%	1.31%	1.33%	1.34%		1.37%
Ratio of net investment income (loss) to average net assets	0.48%	1.49%	1.93%	1.75%	1.40%		1.32%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026	Year Ended July 31,
	(unaudited)	2025	2024	2023	2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$10.32	$ 9.07	$ 8.02	$ 7.30	$9.19		$ 7.23

Income from investment operations:
Net investment income (loss)	0.05	0.17	0.18	0.16	0.16		0.16
Net realized and unrealized gain (loss) on investments	1.64	1.30	1.10	0.82	(1.89)		1.99

Total Income (loss) From Investment Operations	1.69	1.47	1.28	0.98	(1.73)		2.15
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.19)	(0.22)	(0.23)	(0.26)	(0.16)		(0.19)
Distributions to shareholders from net realized gain	-	-	-	-	-		-

Total Distributions	(0.19)	(0.22)	(0.23)	(0.26)	(0.16)		(0.19)
Redemption fee proceeds[1]	-	-	-	-	0.00	[2]	0.00	[2]

Net asset value, end of period	$11.82	$10.32	$ 9.07	$ 8.02	$7.30		$ 9.19

Total return[3]	16.45%	16.50%	16.06%	13.66%	(18.88)%		29.80%
Portfolio turnover	39%	80%	89%	90%	88%		88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$493	$ 435	$ 411	$ 407	$525		$ 636
Ratio of expenses to average net assets	0.90%	0.97%	0.96%	0.92%	0.89%		0.91%
Ratio of gross expenses to average net assets	0.90%	0.97%	0.96%	0.92%	0.89%		0.91%
Ratio of net investment income (loss) to average net assets	0.88%	1.81%	2.29%	2.11%	1.91%		1.79%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026	Year Ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
For a share outstanding for the period:
Net asset value, beginning of period	$10.35	$ 9.09	$ 8.03	$ 7.30	$9.20	$ 7.23

Income from investment operations:
Net investment income (loss)	0.04	0.16	0.19	0.19	0.16	0.11
Net realized and unrealized gain (loss) on investments	1.64	1.31	1.09	0.79	(1.90)	2.04

Total Income (loss) From Investment Operations	1.68	1.47	1.28	0.98	(1.74)	2.15
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.18)	(0.21)	(0.22)	(0.25)	(0.16)	(0.18)
Distributions to shareholders from net realized gain	-	-	-	-	-	-

Total Distributions	(0.18)	(0.21)	(0.22)	(0.25)	(0.16)	(0.18)
Redemption fee proceeds[1]	-	-	-	-	-	0.00	[2]

Net asset value, end of period	$11.85	$10.35	$ 9.09	$ 8.03	$7.30	$ 9.20

Total return[3]	16.38%	16.47%	16.02%	13.67%	(19.01)%	29.88%
Portfolio turnover	39%	80%	89%	90%	88%	88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$275	$ 246	$ 219	$ 256	$528	$ 627
Ratio of expenses to average net assets	0.98%	1.05%	0.97%	0.96%	0.95%	0.98%
Ratio of gross expenses to average net assets	0.98%	1.05%	0.97%	0.96%	0.95%	0.98%
Ratio of net investment income (loss) to average net assets	0.80%	1.71%	2.26%	2.09%	1.87%	1.82%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises four separate series: Domini Impact Equity Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund, and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of each Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

When a market price is not available, or when Domini Impact Investments LLC (Domini), the Funds’ valuation designee, has reason to believe that the price does not represent market realities, the securities will be valued using fair value methods.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Domini generally will apply adjusted prices provided by an independent pricing service for foreign securities held by the Domini Sustainable Solutions Fund and Domini Impact International Equity Fund in an effort to reflect valuation changes through the close of the NYSE.

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$108,290,377	$-	$-	$108,290,377
Consumer Discretionary	113,364,941	-	-	113,364,941
Consumer Staples	40,209,351	-	-	40,209,351
Financials	182,563,184	-	-	182,563,184
Health Care	116,228,761	-	-	116,228,761
Industrials	63,959,283	-	-	63,959,283
Information Technology	414,541,561	-	-	414,541,561
Materials	44,970,165	-	-	44,970,165
Real Estate	56,316,370	-	-	56,316,370
Utilities	3,238,158	-	-	3,238,158

Total	$1,143,682,151	$-	$-	$1,143,682,151

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,145,175	$-	$-	$1,145,175
Consumer Discretionary	1,865,336	-	-	1,865,336
Financials	1,271,763	5,725,430	-	6,997,193
Health Care	5,053,221	1,997,446	-	7,050,667
Industrials	7,581,134	5,626,625	-	13,207,759
Information Technology	9,922,193	570,254	-	10,492,447
Materials	1,113,809	-	-	1,113,809
Real Estate	880,312	-	-	880,312
Utilities	-	2,179,500	-	2,179,500

Total	$28,832,943	$16,099,255	$-	$44,932,198

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$40,648,590	$-	$40,648,590
Austria	-	4,482,630	-	4,482,630
Belgium	-	22,734,315	-	22,734,315
Brazil	8,554	-	-	8,554
China	-	10,003,616	-	10,003,616
Côte d’Ivoire (Ivory Coast)	-	4,234,716	-	4,234,716
Denmark	-	30,048	-	30,048
France	-	82,716,210	-	82,716,210
Germany	-	109,248,129	-	109,248,129
Hong Kong	-	20,022,118	-	20,022,118
Hungary	-	2,142,469	-	2,142,469
India	-	961,832	-	961,832
Ireland	13,325,327	-	-	13,325,327
Israel	-	4,935,015	-	4,935,015
Italy	-	28,199,436	-	28,199,436
Japan	7,969,114	196,119,752	-	204,088,866
Mexico	4,352,755	-	-	4,352,755
Netherlands	6,564,305	43,113,862	-	49,678,167
Nigeria	-	1,730,496	-	1,730,496
Norway	-	6,979,989	-	6,979,989
Singapore	-	32,640,064	-	32,640,064
South Korea	-	8,962,527	-	8,962,527
Spain	-	25,483,577	-	25,483,577
Sweden	-	40,658,147	-	40,658,147
Switzerland	-	67,607,649	-	67,607,649
Taiwan	-	12,260,247	-	12,260,247
Thailand	3,143,207	-	-	3,143,207
United Kingdom	-	114,558,785	-	114,558,785
United States	-	71,276,326	-	71,276,326

Total	$35,363,262	$951,750,545	$-	$987,113,807

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. Each Fund recognizes tax reclaims when the Fund determines that it is due the reclaim. The Funds may file withholding tax reclaims to recover a portion of amounts previously withheld. These filings are subject to various administrative and judicial proceedings within the applicable country. The collectability of such reclaims is monitored based on factors such as changes in applicable tax laws, judicial interpretations, and the processing and payment patterns of foreign tax authorities. The Funds earn income daily, net of Fund expenses. Dividends to shareholders are usually declared and paid semi-annually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

(I) Segment Reporting. Each of the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ President acts as the Funds’ Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Funds’ single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Domini Sustainable Solutions Fund	0.85% of the first $500 million of net assets managed,
0.83% of the next $500 million of net assets managed, and
0.80% of net assets managed in excess of $1 billion

Domini Impact International Equity Fund	0.94% of the first $250 million of net assets managed,
0.83% of the next $250 million of net assets managed,
0.75% of the next $250 million of net assets managed,
0.73% of the next $250 million of net assets managed, and
0.70% of net assets managed in excess of $1 billion

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Fund. For these services and facilities, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate below of the Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2025, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses of the Funds (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) until November 30, 2026, absent an earlier modification as mutually agreed to by the Adviser and Board of Trustees which oversees the Fund, in order to limit the annual operating expenses of each share class, net of applicable waivers and reimbursements, as follows:

Domini Impact Equity Fund Investor Shares	1.09%
Domini Impact Equity Fund Institutional Shares	0.74%

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

Domini Impact Equity Fund Class Y Shares	0.80%
Domini Sustainable Solutions Fund Investor Shares	1.30%
Domini Sustainable Solutions Fund Institutional Shares	1.05%
Domini Impact International Equity Fund Class Y Shares	1.12%

For the six months ended January 31, 2026, Domini waived fees and reimbursed expenses as follows:

EXPENSES REIMBURSED
Domini Impact Equity Fund	$11,135
Domini Sustainable Solutions Fund	57,433
Domini Impact International Equity Fund	-

As of January 31, 2026, Domini owned less than 3% of any class of the outstanding shares of each Fund.

(B) Submanager. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund, and Domini Sustainable Solutions Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Equity Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fees for submanagement services are paid by the adviser and are not an incremental Fund expense.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2026, fees waived were as follows:

FEES WAIVED
Domini Sustainable Solutions Fund Investor Shares	$35,773

(D) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $39,000. The Lead Independent Trustee, Chair of the Audit Committee, and Chair of the Nominating Committee receive an additional chairperson fee of $5,000 annually. Each Independent Trustee also receives $1,500 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2026, all Trustees and officers of the Trust as a group owned less than 1% of each Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2026, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$284,405,861	$346,242,191
Domini Sustainable Solutions Fund	7,935,415	4,671,582
Domini Impact International Equity Fund	357,081,730	375,275,493

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2026, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2026 (unaudited)		July 31, 2025
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	159,616	$6,380,373	476,087	$17,812,232
Shares issued in reinvestment of dividends and distributions	2,549,954	94,195,293	1,219,793	46,030,646
Shares redeemed	(1,322,655)	(52,152,246)	(2,554,610)	(95,085,969)

Net increase (decrease)	1,386,915	$48,423,420	(858,730)	$(31,243,091)

Institutional Shares
Shares sold	165,927	$6,694,690	205,519	$7,641,469
Shares issued in reinvestment of dividends and distributions	298,725	10,888,501	146,343	5,456,533
Shares redeemed	(365,857)	(13,942,059)	(558,507)	(20,684,582)

Net increase (decrease)	98,795	$3,641,132	(206,645)	$(7,586,580)

Class Y Shares
Shares sold	73,881	$2,889,800	179,471	$6,844,320
Shares issued in reinvestment of dividends and distributions	50,357	1,841,563	31,500	1,177,019
Shares redeemed	(146,022)	(5,906,084)	(191,853)	(7,002,252)

Net increase (decrease)	(21,784)	$(1,174,721)	19,118	$1,019,087

Total
Shares sold	399,424	$15,964,863	861,077	$32,298,021
Shares issued in reinvestment of dividends and distributions	2,899,036	106,925,357	1,397,636	52,664,198
Shares redeemed	(1,834,534)	(72,000,389)	(3,304,970)	(122,772,803)

Net increase (decrease)	1,463,926	$50,889,831	(1,046,257)	$(37,810,584)

	Six Months Ended		Year Ended
	January 31, 2026 (unaudited)		July 31, 2025
	Shares	Amount	Shares	Amount

Domini Sustainable Solutions Fund

Investor Shares
Shares sold	241,789	$4,204,926	362,509	$5,843,711
Shares redeemed	(99,096)	(1,748,683)	(164,493)	(2,589,113)

Net increase	142,693	$2,456,243	198,016	$3,254,598

Institutional Shares
Shares sold	-	$-	13,514	$220,936
Shares issued in reinvestment of dividends and distributions	-	-	1,329	21,614
Shares redeemed	(53,644)	(933,922)	(138,092)	(2,252,275)

Net decrease	(53,644)	$(933,922)	(123,249)	$(2,009,725)

Total
Shares sold	241,789	$4,204,926	376,023	$6,064,647
Shares issued in reinvestment of dividends and distributions	-	-	1,329	21,614
Shares redeemed	(152,740)	(2,682,605)	(302,585)	(4,841,388)

Net increase	89,049	$1,522,321	74,767	$1,244,873

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

	Six Months Ended		Year Ended
	January 31, 2026 (unaudited)		July 31, 2025
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	960,125	$10,907,377	3,036,447	$29,572,239
Shares issued in reinvestment of dividends and distributions	254,446	2,900,680	301,777	2,835,578
Shares redeemed	(1,691,751)	(18,982,967)	(4,148,809)	(39,987,507)

Net decrease	(477,180)	$(5,174,910)	(810,585)	$(7,579,690)

Institutional Shares
Shares sold	2,434,360	$26,841,795	6,639,117	$62,653,836
Shares issued in reinvestment of dividends and distributions	492,931	5,501,114	718,678	6,621,948
Shares redeemed	(3,309,631)	(37,074,610)	(10,568,579)	(100,012,484)

Net decrease	(382,340)	$(4,731,701)	(3,210,784)	$(30,736,700)

Class Y Shares
Shares sold	1,356,943	$15,098,414	4,640,526	$43,617,804
Shares issued in reinvestment of dividends and distributions	353,518	3,955,870	524,141	4,836,827
Shares redeemed	(2,341,850)	(25,949,524)	(5,495,932)	(52,182,648)

Net decrease	(631,389)	$(6,895,240)	(331,265)	$(3,728,017)

Total
Shares sold	4,751,428	$52,847,586	14,316,090	$135,843,879
Shares issued in reinvestment of dividends and distributions	1,100,895	12,357,664	1,544,596	14,294,353
Shares redeemed	(7,343,232)	(82,007,101)	(20,213,320)	(192,182,639)

Net decrease	(1,490,909)	$(16,801,851)	(4,352,634)	$(42,044,407)

6. FEDERAL TAX STATUS

The tax basis of the components of distributable earnings for the Funds at July 31, 2025, are as follows:

	Domini Impact Equity Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund

Undistributed ordinary income	$1,557,498	$-	$15,524,376
Undistributed capital gains	57,034,682	-	-
Unrealized appreciation/(depreciation)	588,865,811	7,697,554	173,865,552
Capital losses, other losses and other temporary differences	-	(2,085,242)	(60,035,447)
Late year ordinary and post Oct capital loss deferrals	-	(687)	-

Distributable net earnings/(deficit)	$647,457,991	$5,611,625	$129,354,481

For the year ended July 31, 2025, the Funds made the following reclassification to the components of net assets to align financial reporting with tax reporting:

	Domini Impact Equity Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund

Paid-in Capital	$893,909	$(23,545)	$-
Distributable Earnings	$(893,909)	$23,545	$-

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2025, the Domini Sustainable Solutions Fund had a short-term capital loss carryover of $2,085,242 and the Domini Impact International Equity Fund had a short-term capital loss carryover of $60,035,447.

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

Permanent book and tax differences could result from distributions in excess of income; however such amounts, if any, would have no effect on net assets.

For tax purposes, the Funds may elect to defer any portion of a post October capital loss deferral or late year ordinary loss to the first day of the following fiscal year. At July 31, 2025, the Domini Sustainable Solutions Fund had late year ordinary losses of $687.

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini Sustainable Solutions Fund		Domini Impact International Equity Fund
	Year Ended July 31,		Year Ended July 31,		Year Ended July 31,
	2025	2024	2025	2024	2025	2024
Ordinary income	$3,721,968	$4,164,953	$23,349	$21,164	$18,001,402	$19,676,202
Long-term capital gain	53,573,279	6,094,939	-	-	-	-

Total	$57,295,247	$10,259,892	$23,349	$21,164	$18,001,402	$19,676,202

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

7. OTHER RISKS

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, political instability, recessions, inflation, changes in interest or currency rates, the global and domestic effects of widespread or local health, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, nonperformance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, China’s long-running conflict over Taiwan’s sovereignty, other disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2026 (Unaudited)

ASSETS
Investments, at value (cost $271,857,723)	$262,300,004
Cash	5,333,544
Foreign currency, at value (cost $3,614)	3,731
Receivable for securities sold	26,085,518
Interest receivable	1,772,885
Collateral on certain derivative contracts	2,015,000
Premium paid for swap contracts	839,595
Receivable for variation margin swaps	1,057,808
Receivable for capital shares	164,224
Cash held at other banks (cost $484,033)	484,155
Unrealized appreciation on OTC swap contracts	32,439
Unrealized appreciation on forward currency contracts	2,435
Receivable for variation margin futures	19,089
Unrealized appreciation on unfunded loan commitments	44

Total assets	300,110,471

LIABILITIES
Payable for securities purchased	41,037,566
Payable for capital shares	237,137
Payable for variation margin swaps	1,182,219
Cash due to broker (cost $592)	598
Premium received for swap contracts	827,451
Management fee payable	123,806
Distribution fee payable	10,000
Other accrued expenses	138,663
Dividend payable	78,675
Unrealized depreciation on forward currency contracts	191,454

Total liabilities	43,827,569

NET ASSETS	$256,282,902

NET ASSETS CONSISTS OF
Paid-in capital	$287,241,924
Total distributable earnings (loss)	(30,959,022)

NET ASSETS	$256,282,902

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	114,929,806

Outstanding shares of beneficial interest	11,204,808

Net Asset Value And Offering Price Per Share	$10.26

Institutional Shares
Net assets	106,332,097

Outstanding shares of beneficial interest	10,440,313

Net Asset Value And Offering Price Per Share	$10.18

Class Y Shares
Net assets	35,020,999

Outstanding shares of beneficial interest	3,411,449

Net Asset Value And Offering Price Per Share	$10.27

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2026 (Unaudited)

INCOME
Interest income	$5,218,316

Investment Income	5,218,316

EXPENSES
Management fee	731,220
Distribution fees – Investor Shares	143,273
Transfer agent fees – Investor Shares	90,071
Transfer agent fees – Institutional Shares	796
Transfer agent fees – Class Y Shares	17,501
Custody and accounting fees	69,759
Professional fees	47,764
Registration fees – Investor Shares	11,449
Registration fees – Institutional Shares	10,604
Registration fees – Class Y Shares	9,109
Shareholder communication fees	20,561
Miscellaneous	18,550
Trustees fees	8,725

Total expenses	1,179,382
Fees waived and expenses reimbursed	(260,287)

Net expenses	919,095

NET INVESTMENT INCOME (LOSS)	4,299,221

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	271,473
Swap contracts	96,942
Futures contracts	55,854
Foreign currency	2,029
Forward contracts	20,503

Net realized gain (loss)	446,801

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	4,016,967
Swap contracts	(327,663)
Futures contracts	(10,387)
Forward contracts	(424,729)
Translation of assets and liabilities in foreign currencies	5,139

Net change in unrealized appreciation (depreciation)	3,259,327

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,706,128

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,005,349

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,299,221	$8,141,147
Net realized gain (loss)	446,801	(5,820,886)
Net change in unrealized appreciation (depreciation)	3,259,327	3,999,168

Net Increase (Decrease) in Net Assets Resulting from Operations	8,005,349	6,319,429

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(1,782,769)	(3,662,934)
Institutional Shares	(1,808,154)	(3,523,940)
Class Y Shares	(606,201)	(1,093,220)

Net Decrease in Net Assets from Distributions	(4,197,124)	(8,280,094)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	23,871,791	53,593,178
Net asset value of shares issued in reinvestment of distributions and dividends	3,719,115	7,367,357
Payments for shares redeemed	(24,065,701)	(53,355,960)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,525,205	7,604,575

Total Increase (Decrease) in Net Assets	7,333,430	5,643,910

NET ASSETS
Beginning of period	$248,949,472	$243,305,562

End of period	$256,282,902	$248,949,472

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026 (unaudited)		Year Ended July 31,
			2025		2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$10.10		$10.19		$9.87		$10.51		$12.04		$12.49

Income from investment operations:
Net investment income (loss)	0.17		0.32		0.29		0.24		0.16		0.18
Net realized and unrealized gain (loss) on investments	0.15		(0.08)		0.32		(0.62)		(1.41)		(0.05)

Total Income (loss) From Investment Operations	0.32		0.24		0.61		(0.38)		(1.25)		0.13

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.16)		(0.33)		(0.29)		(0.26)		(0.17)		(0.18)
Distributions to shareholders from net realized gain	-		-		-		(0.00)	[1]	(0.11)		(0.40)

Total Distributions	(0.16)		(0.33)		(0.29)		(0.26)		(0.28)		(0.58)

Redemption fee proceeds[2]	-		-		-		-		0.00	[1]	0.00	[1]

Net asset value, end of period	$10.26		$10.10		$10.19		$ 9.87		$ 10.51		$12.04

Total return[3]	3.19%		2.39%		6.29%		(3.56)%		(10.53)%		1.06%
Portfolio turnover	114%		194%		258%		278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$115		$ 112		$ 115		$ 116		$133		$ 151
Ratio of expenses to average net assets	0.87%	[4]	0.87%	[4]	0.87%	[4]	0.87%	[4]	0.87%	[4]	0.87%	[4]
Ratio of gross expenses to average net assets	1.13%		1.14%		1.15%		1.13%		1.08%		1.10%
Ratio of net investment income (loss) to average net assets	3.19%		3.19%		2.94%		2.41%		1.47%		1.47%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026 (unaudited)		Year Ended July 31,
			2025		2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$10.03		$10.11		$9.80		$10.43		$11.96		$12.41

Income from investment operations:
Net investment income (loss)	0.18		0.35		0.32		0.27		0.20		0.23
Net realized and unrealized gain (loss) on investments	0.15		(0.07)		0.30		(0.61)		(1.42)		(0.07)

Total Income (loss) From Investment Operations	0.33		0.28		0.62		(0.34)		(1.22)		0.16

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.18)		(0.36)		(0.31)		(0.29)		(0.20)		(0.21)
Distributions to shareholders from net realized gain	-		-		-		(0.00)	[1]	(0.11)		(0.40)

Total Distributions	(0.18)		(0.36)		(0.31)		(0.29)		(0.31)		(0.61)

Redemption fee proceeds[2]	-		-		-		-		-		0.00	[1]

Net asset value, end of period	$10.18		$10.03		$10.11		$9.80		$10.43		$11.96

Total return[3]	3.26%		2.79%		6.53%		(3.22)%		(10.34)%		1.35%
Portfolio turnover	114%		194%		258%		278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$106		$ 101		$ 100		$ 84		$93		$ 91
Ratio of expenses to average net assets	0.57%	[4]	0.57%	[4]	0.57%	[4]	0.57%	[4]	0.57%	[4]	0.57%	[4]
Ratio of gross expenses to average net assets	0.72%		0.72%		0.75%		0.74%		0.72%		0.73%
Ratio of net investment income (loss) to average net assets	3.49%		3.49%		3.25%		2.71%		1.74%		1.72%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2026 (unaudited)		Year Ended July 31,								For the Period June 1, 2021 (commencement of operations) through July 31, 2021
			2025		2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.11		$10.19		$ 9.88		$10.52		$ 12.05		$11.85

Income from investment operations:
Net investment income (loss)	0.18		0.35		0.32		0.27		0.19		0.03
Net realized and unrealized gain (loss) on investments	0.15		(0.08)		0.30		(0.63)		(1.41)		0.20

Total Income (loss) From Investment Operations	0.33		0.27		0.62		(0.36)		(1.22)		0.23
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.17)		(0.35)		(0.31)		(0.28)		(0.20)		(0.03)
Distributions to shareholders from net realized gain	-		-		-		(0.00)	[1]	(0.11)		-

Total Distributions	(0.17)		(0.35)		(0.31)		(0.28)		(0.31)		(0.03)
Redemption fee proceeds	-		-		-		-		-		-

Net asset value, end of period	$10.27		$10.11		$10.19		$ 9.88		$ 10.52		$12.05

Total return[2]	3.30%		2.71%		6.41%		(3.35)%		(10.32)%		1.93%
Portfolio turnover	114%		194%		258%		278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$35		$ 36		$28		$ 23		$ 18		$11
Ratio of expenses to average net assets	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3]
Ratio of gross expenses to average net assets	0.84%		0.88%		0.90%		0.91%		0.96%		1.03%
Ratio of net investment income (loss) to average net assets	3.41%		3.41%		3.17%		2.65%		1.74%		1.36%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of the Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m. Eastern Time, on each day the NYSE is open for trading.

Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account observable inputs such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$83,388,419	$-	$83,388,419
Corporate Bonds and Notes	-	80,080,658	-	80,080,658
U.S. Government Agency Obligations	-	63,740,390	-	63,740,390
Municipal Bonds	-	12,136,341	-	12,136,341
Foreign Government & Agency Securities	-	9,503,427	-	9,503,427
Asset Backed Securities	-	8,710,128	-	8,710,128
Senior Floating Rate Interests	-	4,005,865	-	4,005,865
Convertible Bonds	-	745,392	-	745,392

Total Long Term Investments	$-	$262,310,620	$-	$262,310,620

Total Investment in Securities	$-	$262,310,620	$-	$262,310,620

Other Financial Instruments:
Forward Currency Contracts	-	2,435	-	2,435
Futures		18,732	-	18,732
Interest Rate Swap - CCP	-	1,057,808	-	1,057,808
Interest Rate Swap - OTC	-	26,747	-	26,747
Unfunded Loans	-	44	-	44

Total Other Financial Instruments	$-	$1,105,766	$-	$1,105,766

Liabilities:

Other Financial Instruments:
Forward Currency Contracts	$-	$(191,454)	$-	$(191,454)
Interest Rate Swap - CCP	-	(1,182,219)	-	(1,182,219)

Total Other Financial Instruments	$-	$(1,373,673)	$-	$(1,373,673)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Fund does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Fund purchases or sells foreign securities it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Income on these securities will not be earned until settlement date.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific number of shares or units of an asset or notional amount of a swap

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

(swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of January 31, 2026.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at January 31, 2026 are listed in the Fund’s Portfolio of Investments. Amounts pledged, which are considered restricted, are included in cash held at other banks for future contracts in the Statement of Assets and Liabilities.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at January 31, 2026 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at January 31, 2026, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of credit index. In the event of a default of the underlying referenced debt obligation, the buyer

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. The fund had no outstanding OTC or centrally cleared credit default swap contracts as of January 31, 2026.

(L) Upfront Premiums on Swap Contracts. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

(M) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(N) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

Fund expenses. Paydown gains and losses are recorded as an adjustment to interest income. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually.

Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(O) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(P) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(Q) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(R) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

(S) Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement,

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate of the Fund’s average daily net assets before any fee waivers of 0.33% of the first $50 million of net assets managed, 0.32% of the net $50 million of net assets managed, and 0.315% of net assets managed in excess of $100 million.

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2025, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2026, absent an earlier modification by the Board of Trustees which oversee the Fund. For the six months ended January 31, 2026, Domini reimbursed expenses totaling $177,014.

As of January 31, 2026, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fee for submanagement services is paid by the adviser and is not an incremental Fund expense.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2026, fees waived by DSIL for the Investor shares totaled $83,273.

(D) Shareholder Service Agent. Through May 31, 2025, the Trust retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by the former transfer agent for the Fund or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Soultions, LLC (“Ultimus”), as transfer agent to the Fund, pursuant to a master services agreement between the Fund and Ultimus. For these services, Domini received a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2026, there were no fees waived by Domini.

(E) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $39,000. The Lead Independent Trustee, Chair of the Audit Committee, and Chair of the Nominating Committee receive an additional chairperson fee of $5,000 annually. Each Independent Trustee also receives $1,500 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2026, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2026, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$268,263,077	$292,787,184
Investments in Securities	22,836,945	12,284,791

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2026, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended January 31, 2026 (unaudited)		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Investor Shares
Shares sold	794,950	$8,164,351	1,772,665	$17,909,118
Shares issued in reinvestment of dividends and distributions	171,098	1,756,006	356,545	3,611,273
Shares redeemed	(835,012)	(8,567,646)	(2,339,402)	(23,666,077)

Net increase (decrease)	131,036	$1,352,711	(210,192)	$(2,145,686)

Institutional Shares
Shares sold	1,139,750	$11,620,941	2,229,116	$22,362,317
Shares issued in reinvestment of dividends and distributions	133,254	1,357,633	264,762	2,662,967
Shares redeemed	(926,307)	(9,432,274)	(2,302,480)	(23,138,825)

Net increase	346,697	$3,546,300	191,398	$1,886,459

Class Y Shares
Shares sold	397,859	$4,086,499	1,318,424	$13,321,743
Shares issued in reinvestment of dividends and distributions	58,938	605,476	107,852	1,093,117
Shares redeemed	(591,955)	(6,065,781)	(648,976)	(6,551,058)

Net increase (decrease)	(135,158)	$(1,373,806)	777,300	$7,863,802

Total
Shares sold	2,332,559	$23,871,791	5,320,205	$53,593,178
Shares issued in reinvestment of dividends and distributions	363,290	3,719,115	729,159	7,367,357
Shares redeemed	(2,353,274)	(24,065,701)	(5,290,858)	(53,355,960)

Net increase	342,575	$3,525,205	758,506	$7,604,575

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

6. SUMMARY OF DERIVATIVE ACTIVITY

At January 31, 2026, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Receivable for variation margin swaps/Unrealized appreciation on OTC swap Contracts/ Receivable for variation margin futures / Net assets consist of- Total distributable earnings	$1,108,979	*	Payable for variation margin swaps/ Net assets consist of - Total distributable earnings	$1,182,219	*

Foreign Exchange Risk	Unrealized appreciation on forward currency contracts/Net assets consist of -Total distributable earnings	2,435		Unrealized depreciation on forward currency contracts/Net assets consist of -Total distributable earnings	191,454

Total		$1,111,414			$1,373,673

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

For the six months ended January 31, 2026, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Net realized gain (loss) from swap and future contracts/ Net change in unrealized appreciation (depreciation) from swap and future contracts	152,796	(338,050)

Foreign Exchange Risk	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	20,503	(424,729)

Total		$173,299	(762,779)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:

Futures contracts (notional)	$14,776,058
Forward currency contracts (contract amount)	$16,204,258
OTC interest rate swap contracts (notional)	$3,195,000
Centrally cleared interest rate swap contracts (notional)	$131,138,993

7. FEDERAL TAX STATUS

The tax basis of the components of distributable earnings for the Funds at July 31, 2025, are as follows:

Unrealized appreciation/(depreciation)	$(13,355,183)
Capital losses, other losses and other temporary differences	(20,962,527)
Late year ordinary and post Oct capital loss deferrals	(373,282)

Distributable net earnings/(deficit)	$(34,690,992)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2025, the Fund had a short-term capital loss carryover of $11,694,303 and long-term capital loss carryover of $9,268,224.

For tax purposes, the Fund may elect to defer any portion of a Post-October Capital Loss Deferral or Late Year Ordinary Loss to the first day of the following fiscal year. At July 31, 2025, the Fund had deferred late year ordinary losses of $373,282.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,

	2025	2024
Ordinary income	$8,280,094	$6,937,628
Long-term capital gain	-	-

Total	$8,280,094	$6,937,628

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

8. OTHER RISKS

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, political instability, recessions, inflation, changes in interest or currency rates, the global and domestic effects of widespread or local health, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, nonperformance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Your Fund shares at any point in time may be

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026 (Unaudited)

worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, China’s long-running conflict over Taiwan’s sovereignty, other disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

Not Applicable.

PROXY VOTING INFORMATION

Not Applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

Refer to information in the Financial Statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

Not Applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the Registrant during the period covered by the report to the Registrant’s Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the period covered by this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Danielle Thebeau, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Thebeau determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in this report on Form N-CSR is accumulated and communicated to the registrant’s management, including Ms. Laible and Ms. Thebeau, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Not applicable

(a)(3) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(4) Not applicable

(a)(5) Not applicable

(b) A certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the President (Principal Executive Officer) and the Treasurer (Principal Financial Officer) of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: April 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: April 8, 2026

By:	/s/ Danielle Thebeau
Danielle Thebeau
Treasurer (Principal Financial Officer)

Date: April 8, 2026